   As filed with the Securities and Exchange Commission on October 6, 2000
                       Securities Act File No. 333-43552
                   Investment Company Act File No. 811-10053


                               -------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No. 1 [X]
                        Post-Effective Amendment No. [ ]
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 1 [X]


                        (Check appropriate box or boxes)

                               -------------------

                  MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
               (Exact name of Registrant as Specified in Charter)

      725 South Figueroa Street, Suite 4000, Los Angeles, California 90017
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (213) 430-1000


                               Turner Swan, Esq.
                      725 South Figueroa Street, Suite 4000
                          Los Angeles, California 90017
                     (Name and Address of Agent for Service)


                                   Copies to:

                             Karin Jagel Flynn, Esq.
                            Gardner, Carton & Douglas
                               321 N. Clark Street
                             Chicago, Illinois 60610

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE
             AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

Title of Securities Being Registered......................Shares of Common Stock
(par value $.01 per share)

Fund Asset Management Master Trust has also executed this Registration
Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                                                            [MERRILL LYNCH LOGO]
                              Merrill Lynch Low Duration Fund
                              of Merrill Lynch Investment Managers Funds, Inc.

                                                                 October 6, 2000



                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.



                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS

                              Table  of  Contents



                                                             PAGE
[KEY FACTS ICON]
KEY FACTS
-----------------------------------------------------------------
The Merrill Lynch Low Duration Fund at a Glance.............    3
Risk/Return Bar Chart.......................................    4
Fees and Expenses...........................................    6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
-----------------------------------------------------------------
How the Fund Invests........................................    8
Investment Risks............................................   10
Statement of Additional Information.........................   18

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
Merrill Lynch Select Pricing(SM) System.....................   19
How to Buy, Sell, Transfer and Exchange Shares..............   25
How Shares are Priced.......................................   29
Participation in Merrill Lynch Fee-Based Programs...........   29
Dividends and Taxes.........................................   30

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
-----------------------------------------------------------------
Fund Asset Management.......................................   32
Master/Feeder Structure.....................................   32

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover


                        MERRILL LYNCH LOW DURATION FUND

Key Facts [KEY FACTS ICON]

THE MERRILL LYNCH LOW DURATION FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Fund is to maximize total return, consistent with preservation of capital.

WHAT ARE THE FUND'S GOALS?

The Fund's main goal is total return -- it looks for securities that pay interest or dividends and that will increase in value. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (the "Low Duration Master Portfolio") of the Fund Asset Management Master Trust (the "Trust") which has the same objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Low Duration Master Portfolio in which it invests. For simplicity, this prospectus uses the term "Fund" to include the Low Duration Master Portfolio of the Trust.



The Fund invests in a diversified portfolio of bonds of different maturities, including U.S. GOVERNMENT SECURITIES, CORPORATE BONDS, ASSET-BACKED SECURITIES and MORTGAGE-BACKED SECURITIES. At least 70% of its investments are securities rated A or better by a major rating agency. Up to 30% of its investments may be in securities rated BBB/Baa and up to 10% of its investments may be in securities rated below investment grade -- that is, rated below BBB/Baa (none below B). The Fund's DURATION will be from one to three years. The Fund may actively and frequently trade its portfolio securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. The longer the duration of the Fund, the more the Fund's price will go down if interest rates go up. If the value of the Fund's investments goes down, you may lose money.


IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

U.S. GOVERNMENT SECURITIES -- include direct obligations issued by the U.S. Treasury and securities issued or guaranteed by U.S. government agencies and instrumentalities.

CORPORATE BONDS -- debt securities issued by corporations, as distinct from securities issued by a government or its agencies or instrumentalities.


ASSET-BACKED SECURITIES -- bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit.


MORTGAGE-BACKED SECURITIES -- securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.



                        MERRILL LYNCH LOW DURATION FUND                        3

[KEY FACTS ICON] Key Facts


DURATION -- a measure of how much the price of a bond would change compared to a change in market interest rates. See page 9 for an example.



PREPAYMENT RISK -- the risk that certain obligations will be paid off by the obligor more quickly than anticipated and the value of these securities will fall.



EXTENSION RISK -- the risk that certain obligations will be paid off more slowly by the obligor than anticipated and the value of these securities will fall.


VOLATILITY -- the amount and frequency of changes in a security's value.


"JUNK" BONDS -- bonds with a credit rating of BB/Ba or lower by rating agencies.



CREDIT RISK -- the risk that the issuer of bonds will be unable to pay the interest or principal when due.


The Fund invests in mortgage-backed and asset-backed securities. In addition to the normal bond risks, these securities are subject to PREPAYMENT RISK and EXTENSION RISK, and may involve more VOLATILITY than other bonds of similar maturities. The Fund also may invest in "JUNK" BONDS, which have more CREDIT RISK and tend to be less liquid than higher-rated securities.

High portfolio turnover resulting from active and frequent trading results in higher mark ups and other transaction costs and can result in a greater amount of dividends from ordinary income rather than capital gains.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

       - Are looking for an investment that provides income.

       - Want a professionally managed and diversified portfolio.


       - Are willing to accept the risk that the value of your investment may decline as the result of interest rate movements in order to seek to maximize total return, consistent with the preservation of capital.



       - Are prepared to receive taxable dividends.


RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The Fund recently commenced operations and does not have a performance record. The Fund will be a feeder fund of the Low Duration Master Portfolio of the Trust. The Fund and the Low Duration Master Portfolio have identical investment objectives and policies and use the same portfolio management personnel.



The bar chart and table shown below are based upon performance of the other feeder fund which is the predecessor of the recently organized Low Duration Master Portfolio of the Trust. The bar chart and table provide an indication of the risks of investing in the Low Duration Master Portfolio,



4                       MERRILL LYNCH LOW DURATION FUND
which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the predecessor of the Low Duration Master Portfolio for Class A shares for each calendar year since its inception. Sales charges are not reflected in the bar chart. The bar chart reflects the actual expenses of the predecessor fund, but does not reflect the estimated annual operating expenses of the Fund, which may be different. If sales charges were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Merrill Lynch 1-3 Year U.S. Treasury Note Index. The average annual total returns of the Fund's shares are based on the performance of the predecessor of the Low Duration Master Portfolio. How the predecessor of the Low Duration Master Portfolio performed in the past is not necessarily an indication of how the Low Duration Master Portfolio or the Fund will perform in the future.


1994                                                                              5.23%
1995                                                                             12.75%
1996                                                                              6.23%
1997                                                                              7.59%
1998                                                                              5.65%
1999                                                                              3.19%


During the period shown in the bar chart, the highest return for a quarter was 4.02% (quarter ended June 30, 1995) and the lowest return for a quarter was -0.09% (quarter ended December 31, 1998). The year-to-date return as of September 30, 2000 was 5.32%.



           AVERAGE ANNUAL TOTAL RETURNS                PAST         PAST         SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 1999)       ONE YEAR    FIVE YEARS    INCEPTION
----------------------------------------------------------------------------------------

 CLASS A*                                              0.09%        6.39%      6.70%(1)
 Merrill Lynch 1-3 Year U.S. Treasury Note Index       3.06%        6.51%      5.37%(1)
----------------------------------------------------------------------------------------



The Merrill Lynch 1-3 Year U.S. Treasury Note Index is an unmanaged Index comprised of U.S. Treasury securities with maturities ranging from one to three years, which are guaranteed as to the timely payment of principal and interest by the U.S. government. The Fund invests in securities that are not reflected in the Index or guaranteed.



 * The performance is that of the predecessor of the Low Duration Master Portfolio, including sales charges. No performance is shown for Class B, C or D shares because the predecessor of the Low Duration Master Portfolio had not offered shares of these classes for at least a calendar year.



(1)  Since May 18, 1993.



                        MERRILL LYNCH LOW DURATION FUND                        5

[KEY FACTS ICON] Key Facts
UNDERSTANDING EXPENSES


Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

EXPENSES PAID DIRECTLY BY THE SHAREHOLDER:

SHAREHOLDER FEES -- these include sales charges which you may pay when you buy or sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER:

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.


MANAGEMENT FEES -- fees paid to the Investment Adviser for managing the Trust.


DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants.


SERVICE (ACCOUNT MAINTENANCE) FEES -- fees used to compensate securities dealers for account maintenance activities.


FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.


                SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):    CLASS A    CLASS B(b)    CLASS C    CLASS D
----------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) imposed on
 purchases (as a percentage of offering price)      3.00%(c)    None         None       3.00%(c)
----------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption proceeds, whichever is lower)         None(d)       4.00%(c)     1.00%(c) None(d)
----------------------------------------------------------------------------------------------
 Sales Charge (Load) imposed on Dividend
 Reinvestments                                      None        None         None       None
----------------------------------------------------------------------------------------------
 Redemption Fee                                     None        None         None       None
----------------------------------------------------------------------------------------------
 Exchange Fee                                       None        None         None       None
----------------------------------------------------------------------------------------------
 Maximum Account Fee                                None        None         None       None
----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(e):
----------------------------------------------------------------------------------------------
 MANAGEMENT FEES(f)                                 0.21%       0.21%        0.21%      0.21%
----------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE (12b-1) FEES(g)        None        0.90%        0.90%      0.25%
----------------------------------------------------------------------------------------------
 Other Expenses (including transfer agency and
 administrative fees)(h)(i)                         0.88%       0.88%        0.88%      0.88%
----------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES(j)            1.09%       1.99%        1.99%      1.34%
----------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(j)         0.51%       0.51%        0.51%      0.51%
----------------------------------------------------------------------------------------------
 NET TOTAL FUND OPERATING EXPENSES(k)               0.58%       1.48%        1.48%      0.83%
----------------------------------------------------------------------------------------------



(a) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares. See "How to Buy, Sell, Transfer and Exchange Shares."

(b) Class B shares automatically convert to Class D shares about ten years after you buy them and will no longer be subject to distribution fees.
(c)  Some investors may qualify for reductions in the sales charge (load).

(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.


(e) For the Fund, the fees and expenses include both the Fund and the Low Duration Master Portfolio.

(f)  Paid by the Low Duration Master Portfolio.

(g) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in this prospectus and in all other Fund materials. If you hold Class B or Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(h) The Fund pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during


6                       MERRILL LYNCH LOW DURATION FUND

(footnotes continued from previous page)



   the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year.


(i) Includes administrative fees, which are payable to the Investment Adviser by the Fund at the annual rate of 0.25%.


(j) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2001 as shown in the table.


(k) The net total operating expenses reflect the Investment Adviser's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES IF YOU DID REDEEM YOUR SHARES:


                                                           1 YEAR          3 YEARS
-----------------------------------------------------------------------------------
 Class A                                                    $358            $ 587
-----------------------------------------------------------------------------------
 Class B                                                    $551            $ 775
-----------------------------------------------------------------------------------
 Class C                                                    $251            $ 575
-----------------------------------------------------------------------------------
 Class D                                                    $382            $ 663
-----------------------------------------------------------------------------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:


                                                           1 YEAR          3 YEARS
-----------------------------------------------------------------------------------
 Class A                                                    $358             $587
-----------------------------------------------------------------------------------
 Class B                                                    $151             $575
-----------------------------------------------------------------------------------
 Class C                                                    $151             $575
-----------------------------------------------------------------------------------
 Class D                                                    $382             $663
-----------------------------------------------------------------------------------





                        MERRILL LYNCH LOW DURATION FUND                        7

Details About the Fund [DETAILS ABOUT THE FUND ICON]

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's investment objective is to maximize total return, consistent with capital preservation. The Fund invests in bonds with a portfolio duration of one to three years. The total rate of return for the Fund is expected to rise and fall less than a longer duration bond fund.

TYPES OF INVESTMENTS

The Fund seeks to achieve its objective by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:


       - U.S. government securities



       - preferred stocks



       - mortgage-backed and other asset-backed securities



       - corporate bonds



       - bonds that are convertible into stocks



The Investment Adviser sells securities to manage portfolio duration, yield curve exposure, sector exposure, diversification and credit quality.



In addition to these principal investments, the Fund also may invest in:



       - bank certificates of deposit, fixed time deposits and bankers' acceptances



       - repurchase agreements, reverse repurchase agreements and dollar rolls


       - obligations of foreign governments or their subdivisions, agencies and instrumentalities


       - obligations of international agencies or supra-national entities



       - municipal bonds

RATINGS LIMITATIONS

       - at least 70% of total assets rated at least A or, if short-term, the second highest quality grade, by a major rating agency such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P")



       - up to 30% of total assets rated Baa by Moody's or BBB by S&P



       - up to 10% of total assets rated below investment grade (below Baa/BBB), but none below B


ABOUT THE PORTFOLIO MANAGERS

Michael Sanchez is the co-Portfolio Manager of the Fund. He was the co-Portfolio Manager of the other feeder fund that is the predecessor of the Low Duration Master Portfolio since 1996. Before joining the Investment Adviser in 1996, Mr. Sanchez was with Provident Investment Counsel as senior vice president and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.



John Queen is the co-Portfolio Manager of the Fund. He was the co-Portfolio Manager of the other feeder fund that is the predecessor of the Low Duration Master Portfolio since 1997. Prior to joining the Investment Adviser in 1997, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.


ABOUT THE INVESTMENT ADVISER


Fund Asset Management, L.P. is the Investment Adviser to the Fund.


8                       MERRILL LYNCH LOW DURATION FUND

The Investment Adviser can invest in unrated securities and will assign them the rating of a rated security of comparable quality. After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Investment Adviser will consider the change in rating in deciding whether to keep the security.

MATURITY AND DURATION REQUIREMENTS

MATURITY -- The effective maturity of a bond is the weighted average period over which principal is expected to be repaid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.

DURATION -- Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the duration shown below, the Fund's price would change as follows:

 DURATION                    CHANGE IN INTEREST RATES
----------------------------------------------------------------
 2 YRS.            1% DECLINE -> 2% gain in Fund price
----------------------------------------------------------------
                   1% RISE -> 2% decline in Fund price
----------------------------------------------------------------

Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Fund and may correlate with changes in interest rates. These factors can increase swings in the Fund's share price during periods of volatile interest rate changes.


                        MERRILL LYNCH LOW DURATION FUND                        9

[DETAILS ABOUT THE FUND ICON] Details About the Fund



PORTFOLIO TURNOVER



As a result of the strategies described above, the Fund may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of dividends from ordinary income rather than long-term capital gains.


FOREIGN BONDS

The Fund may invest in foreign bonds as follows:

       - up to 25% of total assets in foreign bonds that are denominated in U.S. dollars

       - up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars

       - up to 15% of total assets in emerging market foreign bonds

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.


INVESTMENT RISKS

--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.


10                      MERRILL LYNCH LOW DURATION FUND

The Fund's principal risks are listed below:


MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Investment Adviser selects will underperform the market or other funds with similar investment objectives and investment strategies.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.

Mortgage-backed securities are issued by Federal government agencies like the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.


                        MERRILL LYNCH LOW DURATION FUND                       11

[DETAILS ABOUT THE FUND ICON] Details About the Fund


Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams ("tranches") with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after other floating-rate tranches are paid (an "inverse floater"). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

ASSET-BACKED SECURITIES

Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.

CREDIT RISK

Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

INTEREST RATE RISK

Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of


12                      MERRILL LYNCH LOW DURATION FUND
longer-term securities generally change more in response to interest rate changes than do prices of shorter-term securities.


CALL AND REDEMPTION RISK

Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.

JUNK BONDS


Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated securities that the Fund's Investment Adviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated bonds. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.



The Fund also may be subject to the following risks:


WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS


These types of investments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.


VARIABLE RATE DEMAND OBLIGATIONS


These are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other



                        MERRILL LYNCH LOW DURATION FUND                       13

[DETAILS ABOUT THE FUND ICON] Details About the Fund


financial institution is unable to pay on demand, the Fund may be adversely affected. In addition, these securities are subject to credit risk.

INDEXED AND INVERSE FLOATING RATE SECURITIES


The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate ("inverse floaters"). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject the Fund to the risk of reduced or eliminated interest payments. Investments in indexed securities also may subject the Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.


SOVEREIGN DEBT

The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

CORPORATE LOANS

Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the


14                      MERRILL LYNCH LOW DURATION FUND
time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.


CONVERTIBLE SECURITIES


Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

FOREIGN MARKET RISK


The Fund may invest a portion of its assets in foreign securities. These investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:


       - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

       - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.


                        MERRILL LYNCH LOW DURATION FUND                       15

[DETAILS ABOUT THE FUND ICON] Details About the Fund


       - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

       - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

       - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

       - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.


       - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.


       - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

       - If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), which


16                      MERRILL LYNCH LOW DURATION FUND
was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected if the transition to the euro, or EMU as a whole, does not take effect as planned or if a participating country withdraws from EMU.


DERIVATIVES


The Fund also may use "derivatives." Derivatives are financial instruments, like futures, forwards, options and swaps, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500). Derivatives may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:



       - LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.


       - CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

       - CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.


       - LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



                        MERRILL LYNCH LOW DURATION FUND                       17

[DETAILS ABOUT THE FUND ICON] Details About the Fund



STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


18                      MERRILL LYNCH LOW DURATION FUND

Your Account [YOUR ACCOUNT ICON]

MERRILL LYNCH SELECT PRICING(SM) SYSTEM
--------------------------------------------------------------------------------

The Fund offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which share class is best suited to your personal financial goals.


For example, if you select Class A or D shares, you pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.


If you select Class B or C shares, you will invest the full amount of your purchase price but you will be subject to an account maintenance fee of 0.25% and a distribution fee of 0.65%.



Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.


The Fund's shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.



                        MERRILL LYNCH LOW DURATION FUND                       19

[YOUR ACCOUNT ICON] Your Account

The table below summarizes key features of the Merrill Lynch Select Pricing(SM) System.


                                CLASS A                      CLASS B
------------------------------------------------------------------------------
 Availability          Limited to certain           Generally available
                       investors including:         through Merrill Lynch.
                       - Current Class A            Limited availability
                         shareholders               through selected
                       - Certain Retirement Plans   securities dealers and
                       - Participants in certain    other financial
                         Merrill Lynch-sponsored    intermediaries.
                         programs
                       - Certain affiliates of
                         Merrill Lynch, selected
                         securities dealers and
                         other financial
                         intermediaries.
------------------------------------------------------------------------------
 Initial Sales         Yes. Payable at time of      No. Entire purchase price
 Charge?               purchase. Lower sales        is invested in shares of
                       charges available for        the Fund.
                       larger investments.
------------------------------------------------------------------------------
 Deferred Sales        No. (May be charged for      Yes. Payable if you redeem
 Charge?               purchases over $1 million    within four years of
                       that are redeemed within     purchase.
                       one year.)
------------------------------------------------------------------------------
 Account Maintenance   No.                          0.25% Account Maintenance
 and Distribution                                   Fee
 Fees?                                              0.65% Distribution Fee.
------------------------------------------------------------------------------
 Conversion to Class   No.                          Yes, automatically after
 D shares?                                          approximately ten years.
------------------------------------------------------------------------------

                               CLASS C                      CLASS D
------------------------------------------------------------------------------
 Availability         Generally available          Generally available
                      through Merrill Lynch.       through Merrill Lynch.
                      Limited availability         Limited availability
                      through selected             through selected
                      securities dealers and       securities dealers and
                      other financial              other financial
                      intermediaries.              intermediaries.
------------------------------------------------------------------------------
 Initial Sales        No. Entire purchase price    Yes. Payable at time of
 Charge?              is invested in shares of     purchase. Lower sales
                      the Fund.                    charges available for
                                                   larger investments.
------------------------------------------------------------------------------
 Deferred Sales       Yes. Payable if you redeem   No. (May be charged for
 Charge?              within one year of           purchases over $1 million
                      purchase.                    that are redeemed within
                                                   one year.)
------------------------------------------------------------------------------
 Account Maintenance  0.25% Account Maintenance    0.25% Account Maintenance
 and Distribution     Fee                          Fee No Distribution Fee.
 Fees?                0.65% Distribution Fee.
------------------------------------------------------------------------------
 Conversion to Class  No.                          No.
 D shares?
------------------------------------------------------------------------------



20                      MERRILL LYNCH LOW DURATION FUND

RIGHT OF ACCUMULATION -- permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Merrill Lynch mutual funds that offer Select Pricing(SM) options.

LETTER OF INTENT -- permits you to pay the sales charge that would be applicable if you add up all shares of Merrill Lynch Select Pricing(SM) System funds that you agree to buy within a 13 month period. Certain restrictions apply.

CLASS A AND CLASS D SHARES -- INITIAL SALES CHARGE OPTIONS

If you select Class A or Class D shares, you will pay a sales charge at the time of purchase.


                                                               DEALER
                         AS A % OF                          COMPENSATION
                          OFFERING       AS A % OF YOUR      AS A % OF
   YOUR INVESTMENT         PRICE          INVESTMENT*      OFFERING PRICE
-------------------------------------------------------------------------
 Less than $50,000         3.00%             3.09%              2.50%
-------------------------------------------------------------------------
 $50,000 but less
 than $100,000             2.50%             2.56%              2.00%
-------------------------------------------------------------------------
 $100,000 but less
 than $250,000             2.00%             2.04%              1.75%
-------------------------------------------------------------------------
 $250,000 but less
 than $500,000             1.50%             1.52%              1.25%
-------------------------------------------------------------------------
 $500,000 but less
 than $1,000,000           1.25%             1.27%              1.00%
-------------------------------------------------------------------------
 $1,000,000 but less
 than $2,000,000**         0.00%             0.00%              0.50%
-------------------------------------------------------------------------
 $2,000,000 and
 over**                    0.00%             0.00%              0.25%
-------------------------------------------------------------------------


 * Rounded to the nearest one-hundredth percent.


** If you invest $1,000,000 or more in Class A or Class D shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain employer-sponsored retirement or savings plans.


No initial sales charge applies to Class A or Class D shares that you buy through reinvestment of dividends or distributions.

A reduced or waived sales charge on a purchase of Class A or Class D shares may apply for:

       - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT.

       - Merrill Lynch Blueprint(SM) Program participants.

       - TMA(SM) Managed Trusts.

       - Certain Merrill Lynch investment or central asset accounts.

       - Certain employer-sponsored retirement or savings plans.


                        MERRILL LYNCH LOW DURATION FUND                       21

[YOUR ACCOUNT ICON] Your Account


       - Purchases using proceeds from the sale of certain Merrill Lynch closed-end funds under certain circumstances.


       - Certain investors, including directors or trustees of Merrill Lynch mutual funds and Merrill Lynch employees.



       - Certain fee-based programs of Merrill Lynch and other financial intermediaries that have agreements with the Distributor or its affiliates.


Only certain investors are eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A shares since Class D shares are subject to an account maintenance fee, while Class A shares are not.


If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant, other financial intermediary or the Fund's Transfer Agent at 1-800-MER-FUND.


CLASS B AND CLASS C SHARES -- DEFERRED SALES CHARGE OPTIONS


If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within four years after purchase or your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.65% and account maintenance fees of 0.25% on both Class B and Class C shares each year under a distribution plan that the Fund has adopted under Rule 12b-1 of the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.


22                      MERRILL LYNCH LOW DURATION FUND

CLASS B SHARES


If you redeem Class B shares within four years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:



YEARS SINCE PURCHASE   SALES CHARGE*
-------------------------------------
 0 - 1                     4.00%
-------------------------------------
 1 - 2                     3.00%
-------------------------------------
 2 - 3                     2.00%
-------------------------------------
 3 - 4                     1.00%
-------------------------------------
 4 AND THEREAFTER          0.00%
-------------------------------------


* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge. Not all Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

       - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

       - Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and group plans participating in the Merrill Lynch Blueprint(SM) Program and certain retirement plan rollovers.


       - Redemption in connection with participation in certain fee-based programs of Merrill Lynch and other financial intermediaries that have agreements with the Distributor or its affiliates.


       - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held.

       - Withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established.


                        MERRILL LYNCH LOW DURATION FUND                       23

[YOUR ACCOUNT ICON] Your Account


Your Class B shares convert automatically into Class D shares approximately ten years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B to Class D shares is not a taxable event for Federal income tax purposes.


Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you exchange Class B shares with an eight-year conversion schedule for Class B shares with a ten-year conversion schedule, or vice versa, the conversion schedule applicable to the Class B shares acquired in the exchange will apply. If you acquire your Class B shares in an exchange from another fund, the Fund's ten year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of another fund, the other fund's conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

CLASS C SHARES


If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.


Class C shares do not offer a conversion privilege.


24                      MERRILL LYNCH LOW DURATION FUND

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------


The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying, selling, transferring or exchanging shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.



Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts ("UGMA/UTMA accounts").



Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.



The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.



                        MERRILL LYNCH LOW DURATION FUND                       25

[YOUR ACCOUNT ICON] Your Account



  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Buy Shares               First, select the share class              Refer to the Merrill Lynch Select Pricing(SM) table on page
                         appropriate for you                        20. Be sure to read this prospectus carefully.
                         ------------------------------------------------------------------------------------------------------

                         Next, determine the amount of your         The minimum initial investment for the Fund is $1,000 for
                         investment                                 all accounts except:
                                                                    - $500 for Employee Access(SM) Accounts
                                                                    - $250 for certain Merrill Lynch fee-based programs
                                                                    - $100 for the Merrill Lynch Blueprint(SM) Program
                                                                    - $100 for retirement plans
                                                                    (The minimums for initial investments may be waived under
                                                                    certain circumstances.)
                         ------------------------------------------------------------------------------------------------------
                         Have your Merrill Lynch Financial          The price of your shares is based on the next calculation
                         Consultant or securities dealer            of net asset value after your order is placed. Any purchase
                         submit your purchase order                 orders placed prior to the close of regular trading on the
                                                                    New York Stock Exchange (generally 4:00 p.m. Eastern time)
                                                                    will be priced at the net asset value determined that day.
                                                                    Purchase orders placed after that time will be priced at
                                                                    the net asset value determined on the next business day.
                                                                    The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Merrill Lynch may charge a processing fee to confirm a purchase. This fee is currently
                                                                    $5.35.
                         ------------------------------------------------------------------------------------------------------
                         Or contact the Transfer Agent              To purchase shares directly, call the Transfer Agent at
                                                                    1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.
-------------------------------------------------------------------------------------------------------------------------------
Add to Your              Purchase additional shares                 The minimum investment for additional purchases is
Investment                                                          generally $50 for all accounts except that retirement plans have a minimum additional purchase of $1 and the minimum
                                                                    for certain programs such as automatic investment plans may be higher than the $50 minimum.
                                                                    (The minimum for additional purchases may be waived under
                                                                    certain circumstances.)
                         ------------------------------------------------------------------------------------------------------
                         Acquire additional shares through the      All dividends and capital gains distributions are
                         automatic dividend reinvestment plan       automatically reinvested without a sales charge.
                         ------------------------------------------------------------------------------------------------------
                         Participate in the automatic               You may invest a specific amount on a periodic basis
                         investment plan                            through certain Merrill Lynch investment or central asset
                                                                    accounts.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a participating                You may transfer your Fund shares only to another
Another Securities       securities dealer or other financial       securities dealer that has entered into an agreement with
Dealer                   intermediary                               Merrill Lynch. Certain shareholder services may not be
                                                                    available for the transferred shares. You may only purchase additional shares of funds previously owned before the
                                                                    transfer. All future trading of these assets must be
                                                                    coordinated by the receiving firm.
-------------------------------------------------------------------------------------------------------------------------------


26                      MERRILL LYNCH LOW DURATION FUND

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a non-participating            You must either:
Another Securities       securities dealer or other financial       - Transfer your shares to an account with the Transfer
Dealer (continued)       intermediary                                 Agent; or
                                                                    - Sell your shares, paying any applicable deferred sales
                                                                      charge.
-------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares         Have your Merrill Lynch Financial          The price of your shares is based on the next calculation
                         Consultant, securities dealer or           of net asset value after your order is placed. You must
                         other financial intermediary submit        submit your request to your dealer prior to that day's
                         your sales order                           close of regular trading on the New York Stock Exchange
                                                                    (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of regular trading on the next business day.
                                                                    Securities dealers, including Merrill Lynch, may charge a
                                                                    fee to process a redemption of shares. Merrill Lynch
                                                                    currently charges a fee of $5.35. No processing fee is
                                                                    charged if you redeem shares held by the Transfer Agent.
                                                                    The Fund may reject an order to sell shares under certain
                                                                    circumstances.
                         ------------------------------------------------------------------------------------------------------
                         Sell through the Transfer Agent            You may sell shares held at the Transfer Agent by writing
                                                                    to the Transfer Agent at the address on the inside back
                                                                    cover of this prospectus. All shareholders on the account
                                                                    must sign the letter. A signature guarantee generally will be required but may be waived in certain limited
                                                                    circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union,
                                                                    savings association, national securities exchange or
                                                                    registered securities association. A notary public seal is not acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will
                                                                    normally mail redemption proceeds within seven days
                                                                    following receipt of a properly completed request. If you
                                                                    make a redemption request before the Fund has collected
                                                                    payment for the purchase of shares, the Fund or the
                                                                    Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.
                                                                    You may also sell shares held by the Transfer Agent by
                                                                    telephone request if the amount being sold is less than
                                                                    $50,000 and if certain other conditions are met. Contact
                                                                    the Transfer Agent at 1-800-MER-FUND for details.
-------------------------------------------------------------------------------------------------------------------------------



                        MERRILL LYNCH LOW DURATION FUND                       27

[YOUR ACCOUNT ICON] Your Account



  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Sell Shares              Participate in the Fund's Systematic       You can choose to receive systematic payments from your
Systematically           Withdrawal Plan                            Fund account either by check or through direct deposit to
                                                                    your bank account on a monthly or quarterly basis. If you
                                                                    have a Merrill Lynch CMA(R), CBA(R) or Retirement Account
                                                                    you can arrange for systematic redemptions of a fixed
                                                                    dollar amount on a monthly, bi-monthly, quarterly,
                                                                    semi-annual or annual basis, subject to certain conditions.
                                                                    Under either method you must have dividends and other
                                                                    distributions automatically reinvested. For Class B and C
                                                                    shares your total annual withdrawals cannot be more than
                                                                    10% per year of the value of your shares at the time your
                                                                    plan is established. The deferred sales charge is waived
                                                                    for systematic redemptions. Ask your Merrill Lynch
                                                                    Financial Consultant or other financial intermediary for
                                                                    details.
-------------------------------------------------------------------------------------------------------------------------------
Exchange Your            Select the fund into which you want        You can exchange your shares of the Fund for shares of many
Shares                   to exchange. Be sure to read that          other Merrill Lynch mutual funds. You must have held the
                         fund's prospectus                          shares used in the exchange for at least 15 calendar days
                                                                    before you can exchange to another fund.
                                                                    Each class of Fund shares is generally exchangeable for
                                                                    shares of the same class of another Merrill Lynch fund. If you own Class A shares and wish to exchange into a fund in which you have no Class A shares (and are not otherwise
                                                                    eligible to purchase Class A shares), you will exchange
                                                                    into Class D shares.
                                                                    Some of the Merrill Lynch mutual funds impose a different
                                                                    initial or deferred sales charge schedule. If you exchange
                                                                    Class A or D shares for shares of a fund with a higher
                                                                    initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you
                                                                    exchange Class B shares for shares of a fund with a
                                                                    different deferred sales charge schedule, the higher
                                                                    schedule will apply. The time you hold Class B or C shares in both funds will count when determining your holding
                                                                    period for calculating a deferred sales charge at
                                                                    redemption. If you exchange Class A or D shares for money
                                                                    market fund shares, you will receive Class A shares of
                                                                    Summit Cash Reserves Fund. Class B or C shares of the Fund will be exchanged for Class B shares of Summit.
                                                                    To exercise the exchange privilege contact your Merrill
                                                                    Lynch Financial Consultant or call the Transfer Agent at
                                                                    1-800-MER-FUND.
                                                                    Although there is currently no limit on the number of
                                                                    exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-------------------------------------------------------------------------------------------------------------------------------


28                      MERRILL LYNCH LOW DURATION FUND

NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of regular trading on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). If market quotations are not available, the Fund may use fair value. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares.


Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Class B shares will have a higher net asset value than Class C shares because Class B shares have lower distribution expenses than Class C shares. Also dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS
--------------------------------------------------------------------------------


If you participate in certain fee-based programs offered by Merrill Lynch or other financial intermediary, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.


You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into a money market fund. The class you receive may be the class you originally owned


                        MERRILL LYNCH LOW DURATION FUND                       29

[YOUR ACCOUNT ICON] Your Account
DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.
"BUYING A DIVIDEND"


Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend or distribution. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.



when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.


Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant, selected securities dealer or other financial intermediary.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


The Fund will distribute any net investment income monthly, and any net realized long-term or short-term capital gains annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant, selected securities dealer, other financial intermediary or the Transfer Agent. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of ordinary income. Capital gains paid by the Fund, if any, may be taxable to you at different rates depending, in part, on the length of time the Fund has held the assets sold.



You may be subject to Federal income tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you will generally be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from the Fund may be subject to state and local income taxes.


If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which


30                      MERRILL LYNCH LOW DURATION FUND
include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


By law, the Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.



This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws. The Fund's Statement of Additional Information has more information about taxes.



                        MERRILL LYNCH LOW DURATION FUND                       31

Management of the Fund [MANAGEMENT OF THE FUND ICON]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, L.P., the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Board of Trustees of the Trust. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Trust pays the Investment Adviser a fee at the annual rate of 0.21% of the average daily net assets of the Low Duration Master Portfolio of the Trust. The Fund pays the Investment Adviser an administrative fee at the annual rate of 0.25% of the average daily net assets of the Fund.


Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates, including Merrill Lynch Investment Managers, had approximately $555 billion in investment company and other portfolio assets under management as of June 2000. This amount includes assets managed for Merrill Lynch affiliates.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------


The Fund is a "feeder" fund that invests in a corresponding "master" portfolio of the Fund Asset Management Master Trust. (Except where indicated, this prospectus uses the term "Fund" to mean this feeder fund and the Low Duration Master Portfolio taken together.) Investors in the Fund will acquire an indirect interest in the Low Duration Master Portfolio.



The Low Duration Master Portfolio may accept investments from other feeder funds, and all the feeders of the Low Duration Master Portfolio bear the Portfolio's expenses in proportion to their assets. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow.



However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the Low Duration Master Portfolio on more attractive terms, or could experience better performance, than another feeder. Information about feeders is available by calling 1-800-MER-FUND.



32                      MERRILL LYNCH LOW DURATION FUND

Whenever the Low Duration Master Portfolio holds a vote of its feeder funds, the fund investing will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Low Duration Master Portfolio.



The Fund may withdraw from the Low Duration Master Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.



                        MERRILL LYNCH LOW DURATION FUND                       33

                      (This page intentionally left blank)


                        MERRILL LYNCH LOW DURATION FUND

[ML POTENTIAL INVESTORS CHART]


                        MERRILL LYNCH LOW DURATION FUND

                                                                          (LOGO)

  For More Information [FOR MORE INFORMATION ICON]

SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

        STATEMENT OF ADDITIONAL INFORMATION
        The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated on the inside back cover of this prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

File #811-10053
Code #ML-P-3070-1000
(C) Fund Asset Management, L.P.

Merrill Lynch
Low Duration Fund

                                                                 October 6, 2000


                                                                      Prospectus

                                                            [MERRILL LYNCH LOGO]
                              Merrill Lynch Total Return Bond Fund
                              of Merrill Lynch Investment Managers Funds, Inc.

                                                                 October 6, 2000



                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.



                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[PROSPECTUS GRAPHIC]

                              Table  of  Contents


                                                             PAGE
[KEY FACTS ICON]
KEY FACTS
-----------------------------------------------------------------
The Merrill Lynch Total Return Bond Fund at a Glance........    3
Risk/Return Bar Chart.......................................    4
Fees and Expenses...........................................    6

[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
-----------------------------------------------------------------
How the Fund Invests........................................    8
Investment Risks............................................   10
Statement of Additional Information.........................   18

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
Merrill Lynch Select Pricing(SM) System.....................   19
How to Buy, Sell, Transfer and Exchange Shares..............   25
How Shares are Priced.......................................   29
Participation in Merrill Lynch Fee-Based Programs...........   29
Dividends and Taxes.........................................   30

[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
-----------------------------------------------------------------
Fund Asset Management.......................................   32
Master/Feeder Structure.....................................   32

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover



                      MERRILL LYNCH TOTAL RETURN BOND FUND

[KEY FACTS ICON]
IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

U.S. GOVERNMENT SECURITIES -- include direct obligations issued by the U.S. Treasury and securities issued or guaranteed by U.S. government agencies and instrumentalities.

CORPORATE BONDS -- debt securities issued by corporations, as distinct from securities issued by a government or its agencies or instrumentalities.


ASSET-BACKED SECURITIES -- bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit.


MORTGAGE-BACKED SECURITIES -- securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.


THE MERRILL LYNCH TOTAL RETURN BOND FUND AT A GLANCE
--------------------------------------------------------------------------------

WHAT IS THE FUND'S STATED INVESTMENT OBJECTIVE?

The investment objective of the Fund is to maximize long-term total return.

WHAT ARE THE FUND'S GOALS?

The Fund's main goal is total long-term return -- it looks for securities that pay interest or dividends and that will increase in value over time. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (the "Total Return Bond Master Portfolio") of the Fund Asset Management Master Trust (the "Trust") which has the same objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Total Return Bond Master Portfolio in which it invests. For simplicity, this prospectus uses the term "Fund" to include the Total Return Bond Master Portfolio of the Trust.



The Fund invests in a diversified portfolio of bonds of different maturities, including U.S. GOVERNMENT SECURITIES, CORPORATE BONDS, ASSET-BACKED SECURITIES and MORTGAGE-BACKED SECURITIES. At least 85% of its investments are investment grade -- that is, rated in the top four categories by a major rating agency. Up to 15% of its investments may be rated below investment grade (none below B). The Fund's DURATION will be from two to eight years. The Fund may actively and frequently trade its portfolio securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. The longer the duration of the Fund, the more the Fund's price will go down if interest rates go up. If the value of the Fund's investments goes down, you may lose money.



                      MERRILL LYNCH TOTAL RETURN BOND FUND                     3

[KEY FACTS ICON]

DURATION -- a measure of how much the price of a bond would change compared to a change in market interest rates. See page 9 for an example.



PREPAYMENT RISK -- the risk that certain obligations will be paid off by the obligor more quickly than anticipated and the value of these securities will fall.


EXTENSION RISK -- the risk that certain obligations will be paid off more slowly by the obligor than anticipated and the value of these securities will fall.

VOLATILITY -- the amount and frequency of changes in a security's value.


"JUNK" BONDS -- bonds with a credit rating of BB/Ba or lower by rating agencies.


CREDIT RISK -- the risk that the issuer of bonds will be unable to pay the interest or principal when due.

The Fund invests in mortgage-backed and asset-backed securities. In addition to the normal bond risks, these securities are subject to PREPAYMENT RISK and EXTENSION RISK, and may involve more VOLATILITY than other bonds of similar maturities. The Fund also may invest in "JUNK" BONDS, which have more CREDIT RISK and tend to be less liquid than higher-rated securities.


High portfolio turnover resulting from active and frequent trading results in higher mark ups and other transaction costs and can result in a greater amount of dividends from ordinary income rather than capital gains.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

       - Are looking for an investment that provides income.

       - Want a professionally managed and diversified portfolio.


       - Are willing to accept the risk that the value of your investment may decline as a result of interest rate movements in order to seek long-term total return.



       - Are prepared to receive taxable dividends.


RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The Fund recently commenced operations and does not have a performance record. The Fund will be a feeder fund of the Total Return Bond Master Portfolio of the Trust. The Fund and the Total Return Bond Master Portfolio have identical investment objectives and policies and use the same portfolio management personnel.



The bar chart and table shown below are based upon performance of the other feeder fund which is the predecessor of the recently organized Total Return Bond Master Portfolio of the Trust. The bar chart and table provide an indication of the risks of investing in the Total Return Bond Master



4                     MERRILL LYNCH TOTAL RETURN BOND FUND

Portfolio, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the predecessor of the Total Return Bond Master Portfolio for Class A shares for each calendar year since its inception. Sales charges are not reflected in the bar chart. The bar chart reflects the actual expenses of the predecessor fund, but does not reflect the estimated annual operating expenses of the Fund, which may be different. If sales charges were reflected, returns would be less than those shown. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Lehman Brothers Aggregate Bond Index. The average annual total returns of the Fund's shares are based on the performance of the predecessor of the Total Return Bond Master Portfolio. How the predecessor of the Total Return Bond Master Portfolio performed in the past is not necessarily an indication of how the Total Return Bond Master Portfolio or the Fund will perform in the future.


1995                                                                             21.32%
1996                                                                              4.34%
1997                                                                             10.76%
1998                                                                              8.79%
1999                                                                             -1.66%


During the period shown in the bar chart, the highest return for a quarter was 6.57% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.38% (quarter ended March 31, 1996). The year-to-date return as of September 30, 2000 was 4.87%.



           AVERAGE ANNUAL TOTAL RETURNS                PAST         PAST         SINCE
     (FOR THE PERIODS ENDED DECEMBER 31, 1999)       ONE YEAR    FIVE YEARS    INCEPTION
----------------------------------------------------------------------------------------

 CLASS A*                                             -5.84%        7.51%      7.48%(1)
 Lehman Brothers Aggregate Bond Index                 -0.82%        7.73%      7.63%(1)
----------------------------------------------------------------------------------------


The Lehman Brothers Aggregate Bond Index is an unmanaged market-weighted Index comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.


* The performance is that of the predecessor of the Total Return Bond Master Portfolio, including sales charges. No performance is shown for Class B, C or D shares because the predecessor of the Total Return Bond Master Portfolio had not offered shares of these classes for at least a calendar year.



(1) Since December 6, 1994.



                      MERRILL LYNCH TOTAL RETURN BOND FUND                     5

[KEY FACTS ICON] Key Facts
UNDERSTANDING EXPENSES


Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

EXPENSES PAID DIRECTLY BY THE SHAREHOLDER:

SHAREHOLDER FEES -- these include sales charges which you may pay when you buy or sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER:

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.



MANAGEMENT FEES -- fees paid to the Investment Adviser for managing the Trust.


DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants.


SERVICE (ACCOUNT MAINTENANCE) FEES -- fees used to compensate securities dealers for account maintenance activities.



FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.


               SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):   CLASS A   CLASS B(b)    CLASS C   CLASS D
-------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) imposed on
 purchases (as a percentage of offering price)   4.25%(c)   None         None      4.25%(c)
-------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption proceeds, whichever is lower)        None(d)    4.00%(c)     1.00%(c)  None(d)
-------------------------------------------------------------------------------------------
 Sales Charge (Load) imposed on Dividend
 Reinvestments                                   None       None         None      None
-------------------------------------------------------------------------------------------
 Redemption Fee                                  None       None         None      None
-------------------------------------------------------------------------------------------
 Exchange Fee                                    None       None         None      None
-------------------------------------------------------------------------------------------
 Maximum Account Fee                             None       None         None      None
-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(e):
-------------------------------------------------------------------------------------------
 MANAGEMENT FEES(f)                              0.30%      0.30%        0.30%     0.30%
-------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE (12b-1) FEES(g)     None       1.00%        1.00%     0.25%
-------------------------------------------------------------------------------------------
 Other Expenses (including transfer agency and
 administrative fees)(h)(i)                      0.91%      0.91%        0.91%     0.91%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(j)          1.21%      2.21%        2.21%     1.46%
-------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(j)       0.56%      0.56%        0.56%     0.56%
-------------------------------------------------------------------------------------------
NET TOTAL FUND OPERATING EXPENSES(k)             0.65%      1.65%        1.65%     0.90%
-------------------------------------------------------------------------------------------



(a) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares. See "How to Buy, Sell, Transfer and Exchange Shares."

(b) Class B shares automatically convert to Class D shares about ten years after you buy them and will no longer be subject to distribution fees.
(c)  Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(e) For the Fund, the fees and expenses include both the Fund and the Total Return Bond Master Portfolio.

(f)  Paid by the Total Return Bond Master Portfolio.

(g) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used in this prospectus and in all other Fund materials. If you hold Class B or Class C shares for over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.



6                     MERRILL LYNCH TOTAL RETURN BOND FUND

(footnotes continued from previous page)


(h) The Fund pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year.
(i) Includes administrative fees, which are payable to the Investment Adviser by the Fund at the annual rate of 0.25%.

(j) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2001 as shown in the table.


(k) The net total operating expenses reflect the Investment Adviser's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES IF YOU DID REDEEM YOUR SHARES:


                                                           1 YEAR          3 YEARS
-----------------------------------------------------------------------------------
 Class A                                                    $489             $740
-----------------------------------------------------------------------------------
 Class B                                                    $568             $837
-----------------------------------------------------------------------------------
 Class C                                                    $268             $637
-----------------------------------------------------------------------------------
 Class D                                                    $513             $814
-----------------------------------------------------------------------------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:


                                                           1 YEAR          3 YEARS
-----------------------------------------------------------------------------------
 Class A                                                    $489             $740
-----------------------------------------------------------------------------------
 Class B                                                    $168             $637
-----------------------------------------------------------------------------------
 Class C                                                    $168             $637
-----------------------------------------------------------------------------------
 Class D                                                    $513             $814
-----------------------------------------------------------------------------------





                      MERRILL LYNCH TOTAL RETURN BOND FUND                     7

[DETAILS ABOUT THE FUND ICON]
ABOUT THE PORTFOLIO MANAGERS

Michael Sanchez is the co-Portfolio Manager of the Fund. He was the co-Portfolio Manager of the other feeder fund that is the predecessor of the Total Return Bond Master Portfolio since 1996. Before joining the Investment Adviser in 1996, Mr. Sanchez was with Provident Investment Counsel as senior vice president and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.


John Queen is the co-Portfolio Manager of the Fund. He was the co-Portfolio Manager of the other feeder fund that is the predecessor of the Total Return Bond Master Portfolio since 1997. Prior to joining the Investment Adviser in 1997, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.

ABOUT THE INVESTMENT ADVISER
Fund Asset Management, L.P. is the Investment Adviser to the Fund.


HOW THE FUND INVESTS
--------------------------------------------------------------------------------


The Fund's investment objective is to maximize long-term total return. The Fund invests in bonds with a portfolio duration of two to eight years. Investments are concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Investment Adviser believes are relatively undervalued.


TYPES OF INVESTMENTS

The Fund seeks to achieve its objective by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:


       - U.S. government securities



       - preferred stocks



       - mortgage-backed and other asset-backed securities



       - corporate bonds



       - bonds that are convertible into stocks



The Investment Adviser sells securities to manage portfolio duration, yield curve exposure, sector exposure, diversification and credit quality.



In addition to these principal investments, the Fund also may invest in:



       - bank certificates of deposit, fixed time deposits and bankers' acceptances



       - repurchase agreements, reverse repurchase agreements and dollar rolls


       - obligations of foreign governments or their subdivisions, agencies and instrumentalities


       - obligations of international agencies or supra-national entities



       - municipal bonds

RATINGS LIMITATIONS

       - at least 85% of total assets rated at least investment grade or, if short-term, the second highest quality grade, by a major rating agency such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P")



       - up to 15% of total assets rated below investment grade (below Baa by Moody's or below BBB by S&P), but none below B



8                     MERRILL LYNCH TOTAL RETURN BOND FUND

The Investment Adviser can invest in unrated securities and will assign them the rating of a rated security of comparable quality. After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Investment Adviser will consider the change in rating in deciding whether to keep the security.


MATURITY AND DURATION REQUIREMENTS

MATURITY -- The effective maturity of a bond is the weighted average period over which principal is expected to be repaid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.

DURATION -- Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the duration shown below, the Fund's price would change as follows:

 DURATION                    CHANGE IN INTEREST RATES
----------------------------------------------------------------
 4.5 YRS.          1% DECLINE -> 4.5% gain in Fund price
----------------------------------------------------------------
                   1% RISE -> 4.5% decline in Fund price
----------------------------------------------------------------

Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Fund and may correlate with changes in interest rates. These factors can increase swings in the Fund's share price during periods of volatile interest rate changes.

                      MERRILL LYNCH TOTAL RETURN BOND FUND                     9

[DETAILS ABOUT THE FUND ICON]


PORTFOLIO TURNOVER



As a result of the strategies described above, the Fund may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect the Fund's performance. It also can result in a greater amount of dividends from ordinary income rather than long-term capital gains.


FOREIGN BONDS

The Fund may invest in foreign bonds as follows:

       - up to 25% of total assets in foreign bonds that are denominated in U.S. dollars

       - up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars

       - up to 15% of total assets in emerging market foreign bonds

MONEY MARKET INVESTMENTS


To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.


INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.


10                    MERRILL LYNCH TOTAL RETURN BOND FUND

The Fund's principal risks are listed below:


MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Investment Adviser selects will underperform the market or other funds with similar investment objectives and investment strategies.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of the mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.

Mortgage-backed securities are issued by Federal government agencies like the Government National Mortgage Association ("Ginnie Mae") the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Association ("Freddie Mac"). Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.

                      MERRILL LYNCH TOTAL RETURN BOND FUND                    11

[DETAILS ABOUT THE FUND ICON]

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams ("tranches") with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only ("IOs"), principal only ("POs") or an amount that remains after other floating-rate tranches are paid (an "inverse floater"). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

ASSET-BACKED SECURITIES

Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.

CREDIT RISK

Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

INTEREST RATE RISK

Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of


12                    MERRILL LYNCH TOTAL RETURN BOND FUND
longer-term securities generally change more in response to interest rate changes than do prices of shorter-term securities.


CALL AND REDEMPTION RISK

Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.

JUNK BONDS

Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated securities that the Fund's Investment Adviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated bonds. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.


The Fund also may be subject to the following risks:


WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS

These types of investments involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

VARIABLE RATE DEMAND OBLIGATIONS

These are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    13

[DETAILS ABOUT THE FUND ICON]


financial institution is unable to pay on demand, the Fund may be adversely affected. In addition, these securities are subject to credit risk.

INDEXED AND INVERSE FLOATING RATE SECURITIES


The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate ("inverse floaters"). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject the Fund to the risk of reduced or eliminated interest payments. Investments in indexed securities also may subject the Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.


SOVEREIGN DEBT

The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Fund to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

CORPORATE LOANS

Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the



14                    MERRILL LYNCH TOTAL RETURN BOND FUND
time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.


CONVERTIBLE SECURITIES


Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

FOREIGN MARKET RISK


The Fund may invest a portion of its assets in foreign securities. These investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:


       - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

       - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

                      MERRILL LYNCH TOTAL RETURN BOND FUND                    15

[DETAILS ABOUT THE FUND ICON]


       - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

       - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

       - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

       - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.


       - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.



       - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.


       - If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), which

16                    MERRILL LYNCH TOTAL RETURN BOND FUND
was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected if the transition to the euro, or EMU as a whole, does not take effect as planned or if a participating country withdraws from EMU.


DERIVATIVES


The Fund also may use "derivatives." Derivatives are financial instruments, like futures, forwards, options and swaps, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500). Derivatives may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:



       - LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.


       - CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

       - CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.


       - LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



                      MERRILL LYNCH TOTAL RETURN BOND FUND                    17

[DETAILS ABOUT THE FUND ICON]


STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.




18                    MERRILL LYNCH TOTAL RETURN BOND FUND

[YOUR ACCOUNT ICON]

MERRILL LYNCH SELECT PRICING(SM) SYSTEM
--------------------------------------------------------------------------------

The Fund offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which share class is best suited to your personal financial goals.


For example, if you select Class A or D shares, you pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.


If you select Class B or C shares, you will invest the full amount of your purchase price but you will be subject to an account maintenance fee of 0.25% and a distribution fee of 0.75%.



Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.


The Fund's shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    19

[YOUR ACCOUNT ICON]


The table below summarizes key features of the Merrill Lynch Select Pricing(SM) System.

                                CLASS A                      CLASS B                      CLASS C
-----------------------------------------------------------------------------------------------------------
 Availability            Limited to certain           Generally available          Generally available
                         investors including:         through Merrill Lynch.       through Merrill Lynch.
                         - Current Class A            Limited availability         Limited availability
                           shareholders               through selected             through selected
                         - Certain Retirement Plans   securities dealers and       securities dealers and
                         - Participants in certain    other financial              other financial
                           Merrill Lynch-sponsored    intermediaries.              intermediaries.
                           programs
                         - Certain affiliates of
                           Merrill Lynch, selected
                           securities dealers and
                           other financial
                           intermediaries.
-----------------------------------------------------------------------------------------------------------
 Initial Sales           Yes. Payable at time of      No. Entire purchase price    No. Entire purchase price
 Charge?                 purchase. Lower sales        is invested in shares of     is invested in shares of
                         charges available for        the Fund.                    the Fund.
                         larger investments.
-----------------------------------------------------------------------------------------------------------
 Deferred Sales          No. (May be charged for      Yes. Payable if you redeem   Yes. Payable if you redeem
 Charge?                 purchases over $1 million    within four years of         within one year of
                         that are redeemed within     purchase.                    purchase.
                         one year.)
-----------------------------------------------------------------------------------------------------------
 Account Maintenance     No.                          0.25% Account Maintenance    0.25% Account Maintenance
 and Distribution Fees?                               Fee 0.75% Distribution Fee.  Fee 0.75% Distribution Fee.
-----------------------------------------------------------------------------------------------------------
 Conversion to Class     No.                          Yes, automatically after     No.
 D shares?                                            approximately ten years.
-----------------------------------------------------------------------------------------------------------



                               CLASS D
 Availability            Generally available
                         through Merrill Lynch.
                         Limited availability
                         through selected
                         securities dealers and
                         other financial
                         intermediaries.
---------------------------------------------------------------------------
 Initial Sales           Yes. Payable at time of
 Charge?                 purchase. Lower sales
                         charges available for
                         larger investments.
------------------------------------------------------------------------------------------------------
 Deferred Sales          No. (May be charged for
 Charge?                 purchases over $1 million
                         that are redeemed within
                         one year.)
-----------------------------------------------------------------------------------------------------------
 Account Maintenance     0.25% Account Maintenance
 and Distribution Fees?  Fee No Distribution Fee.

-----------------------------------------------------------------------------------------------------------
 Conversion to Class     No.
 D shares?
-----------------------------------------------------------------------------------------------------------



20                    MERRILL LYNCH TOTAL RETURN BOND FUND

RIGHT OF ACCUMULATION -- permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Merrill Lynch mutual funds that offer Select Pricing(SM) options.

LETTER OF INTENT -- permits you to pay the sales charge that would be applicable if you add up all shares of Merrill Lynch Select Pricing(SM) System funds that you agree to buy within a 13 month period. Certain restrictions apply.

CLASS A AND CLASS D SHARES -- INITIAL SALES CHARGE OPTIONS

If you select Class A or Class D shares, you will pay a sales charge at the time of purchase.


                                                               DEALER
                         AS A % OF                          COMPENSATION
                          OFFERING       AS A % OF YOUR      AS A % OF
   YOUR INVESTMENT         PRICE          INVESTMENT*      OFFERING PRICE
-------------------------------------------------------------------------
 Less than $50,000         4.25%             4.44%              4.00%
-------------------------------------------------------------------------
 $50,000 but less
 than $100,000             4.00%             4.17%              3.50%
-------------------------------------------------------------------------
 $100,000 but less
 than $250,000             3.50%             3.63%              3.00%
-------------------------------------------------------------------------
 $250,000 but less
 than $500,000             2.50%             2.56%              2.00%
-------------------------------------------------------------------------
 $500,000 but less
 than $1,000,000           2.00%             2.04%              1.75%
-------------------------------------------------------------------------
 $1,000,000 but less
 than $2,000,000**         0.00%             0.00%              0.50%
-------------------------------------------------------------------------
 $2,000,000 and
 over**                    0.00%             0.00%              0.25%
-------------------------------------------------------------------------


 * Rounded to the nearest one-hundredth percent.


** If you invest $1,000,000 or more in Class A or Class D shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain employer-sponsored retirement or savings plans.


No initial sales charge applies to Class A or Class D shares that you buy through reinvestment of dividends or distributions.

A reduced or waived sales charge on a purchase of Class A or Class D shares may apply for:

       - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT.

       - Merrill Lynch Blueprint(SM) Program participants.

       - TMA(SM) Managed Trusts.

       - Certain Merrill Lynch investment or central asset accounts.

       - Certain employer-sponsored retirement or savings plans.


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    21

[YOUR ACCOUNT ICON]


- Purchases using proceeds from the sale of certain Merrill Lynch closed-end funds under certain circumstances.


       - Certain investors, including directors or trustees of Merrill Lynch mutual funds and Merrill Lynch employees.



       - Certain fee-based programs of Merrill Lynch and other financial intermediaries that have agreements with the Distributor or its affiliates.


Only certain investors are eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A shares since Class D shares are subject to an account maintenance fee, while Class A shares are not.


If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant, other financial intermediary or the Fund's Transfer Agent at 1-800-MER-FUND.


CLASS B AND CLASS C SHARES -- DEFERRED SALES CHARGE OPTIONS


If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within four years after purchase or your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% on both Class B and Class C shares each year under a distribution plan that the Fund has adopted under Rule 12b-1 of the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.



22                    MERRILL LYNCH TOTAL RETURN BOND FUND

CLASS B SHARES

If you redeem Class B shares within four years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:


YEARS SINCE PURCHASE   SALES CHARGE*
-------------------------------------
 0 - 1                     4.00%
-------------------------------------
 1 - 2                     3.00%
-------------------------------------
 2 - 3                     2.00%
-------------------------------------
 3 - 4                     1.00%
-------------------------------------
 4 and thereafter          0.00%
-------------------------------------


* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge. Not all Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

       - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

       - Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and group plans participating in the Merrill Lynch Blueprint(SM) Program and certain retirement plan rollovers.


       - Redemption in connection with participation in certain fee-based programs of Merrill Lynch and other financial intermediaries that have agreements with the Distributor or its affiliates.


       - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held.

       - Withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established.

                      MERRILL LYNCH TOTAL RETURN BOND FUND                    23

[YOUR ACCOUNT ICON]


Your Class B shares convert automatically into Class D shares approximately ten years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B to Class D shares is not a taxable event for Federal income tax purposes.


Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you exchange Class B shares with an eight-year conversion schedule for Class B shares with a ten-year conversion schedule, or vice versa, the conversion schedule applicable to the Class B shares acquired in the exchange will apply. If you acquire your Class B shares in an exchange from another fund, the Fund's ten year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of another fund, the other fund's conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

CLASS C SHARES


If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.


Class C shares do not offer a conversion privilege.



24                    MERRILL LYNCH TOTAL RETURN BOND FUND

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------


The chart in the following pages summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying, selling, transferring or exchanging shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.



Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts ("UGMA/UTMA accounts").

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    25

[YOUR ACCOUNT ICON]


  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Buy Shares               First, select the share class              Refer to the Merrill Lynch Select Pricing(SM) table on page
                         appropriate for you                        20. Be sure to read this prospectus carefully.
                         ------------------------------------------------------------------------------------------------------
                         Next, determine the amount of your         The minimum initial investment for the Fund is $1,000 for
                         investment                                 all accounts except:
                                                                    - $500 for Employee Access(SM) Accounts
                                                                    - $250 for certain Merrill Lynch fee-based programs
                                                                    - $100 for the Merrill Lynch Blueprint(SM) Program
                                                                    - $100 for retirement plans
                                                                    (The minimums for initial investments may be waived under
                                                                    certain circumstances.)
                         ------------------------------------------------------------------------------------------------------
                         Have your Merrill Lynch Financial          The price of your shares is based on the next calculation
                         Consultant or securities dealer            of net asset value after your order is placed. Any purchase
                         submit your purchase order                 orders placed prior to the close of regular trading on the
                                                                    New York Stock Exchange (generally 4:00 p.m. Eastern time)
                                                                    will be priced at the net asset value determined that day.
                                                                    Purchase orders placed after that time will be priced at
                                                                    the net asset value determined on the next business day.
                                                                    The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Merrill Lynch may charge a processing fee to confirm a purchase. This fee is currently
                                                                    $5.35.
                         ------------------------------------------------------------------------------------------------------
                         Or contact the Transfer Agent              To purchase shares directly, call the Transfer Agent at
                                                                    1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.
-------------------------------------------------------------------------------------------------------------------------------
Add to Your              Purchase additional shares                 The minimum investment for additional purchases is
Investment                                                          generally $50 for all accounts except that retirement plans have a minimum additional purchase of $1 and the minimum
                                                                    for certain programs such as automatic investment plans may be higher than the $50 minimum.
                                                                    (The minimum for additional purchases may be waived under
                                                                    certain circumstances.)
                         ------------------------------------------------------------------------------------------------------
                         Acquire additional shares through the      All dividends and capital gains distributions are
                         automatic dividend reinvestment plan       automatically reinvested without a sales charge.
                         ------------------------------------------------------------------------------------------------------
                         Participate in the automatic               You may invest a specific amount on a periodic basis
                         investment plan                            through certain Merrill Lynch investment or central asset
                                                                    accounts.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a participating                You may transfer your Fund shares only to another
Another Securities       securities dealer or other financial       securities dealer that has entered into an agreement with
Dealer                   intermediary                               Merrill Lynch. Certain shareholder services may not be
                                                                    available for the transferred shares. You may only purchase additional shares of funds previously owned before the
                                                                    transfer. All future trading of these assets must be
                                                                    coordinated by the receiving firm.
-------------------------------------------------------------------------------------------------------------------------------




26                    MERRILL LYNCH TOTAL RETURN BOND FUND

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a non-participating            You must either:
Another Securities       securities dealer or other financial       - Transfer your shares to an account with the Transfer
Dealer (continued)       intermediary                                 Agent; or
                                                                    - Sell your shares, paying any applicable deferred sales
                                                                      charge.
-------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares         Have your Merrill Lynch Financial          The price of your shares is based on the next calculation
                         Consultant, securities dealer or           of net asset value after your order is placed. You must
                         other financial intermediary submit        submit your request to your dealer prior to that day's
                         your sales order                           close of regular trading on the New York Stock Exchange
                                                                    (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of business on the next
                                                                    business day.

                                                                    Securities dealers, including Merrill Lynch, may charge a
                                                                    fee to process a redemption of shares. Merrill Lynch
                                                                    currently charges a fee of $5.35. No processing fee is
                                                                    charged if you redeem shares held by the Transfer Agent.

                                                                    The Fund may reject an order to sell shares under certain
                                                                    circumstances.
                         ------------------------------------------------------------------------------------------------------
                         Sell through the Transfer Agent            You may sell shares held at the Transfer Agent by writing
                                                                    to the Transfer Agent at the address on the inside back
                                                                    cover of this prospectus. All shareholders on the account
                                                                    must sign the letter. A signature guarantee generally will be required but may be waived in certain limited
                                                                    circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union,
                                                                    savings association, national securities exchange or
                                                                    registered securities association. A notary public seal is not acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will
                                                                    normally mail redemption proceeds within seven days
                                                                    following receipt of a properly completed request. If you
                                                                    make a redemption request before the Fund has collected
                                                                    payment for the purchase of shares, the Fund or the
                                                                    Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

                                                                    You may also sell shares held by the Transfer Agent by
                                                                    telephone request if the amount being sold is less than
                                                                    $50,000 and if certain other conditions are met. Contact
                                                                    the Transfer Agent at 1-800-MER-FUND for details.
-------------------------------------------------------------------------------------------------------------------------------


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    27

[YOUR ACCOUNT ICON]


  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
-------------------------------------------------------------------------------------------------------------------------------
Sell Shares              Participate in the Fund's Systematic       You can choose to receive systematic payments from your
Systematically           Withdrawal Plan                            Fund account either by check or through direct deposit to
                                                                    your bank account on a monthly or quarterly basis. If you
                                                                    have a Merrill Lynch CMA(R), CBA(R) or Retirement Account
                                                                    you can arrange for systematic redemptions of a fixed
                                                                    dollar amount on a monthly, bi-monthly, quarterly,
                                                                    semi-annual or annual basis, subject to certain conditions.
                                                                    Under either method you must have dividends and other
                                                                    distributions automatically reinvested. For Class B and C
                                                                    shares your total annual withdrawals cannot be more than
                                                                    10% per year of the value of your shares at the time your
                                                                    plan is established. The deferred sales charge is waived
                                                                    for systematic redemptions. Ask your Merrill Lynch
                                                                    Financial Consultant or other financial intermediary for
                                                                    details.
-------------------------------------------------------------------------------------------------------------------------------
Exchange Your            Select the fund into which you want        You can exchange your shares of the Fund for shares of many
Shares                   to exchange. Be sure to read that          other Merrill Lynch mutual funds. You must have held the
                         fund's prospectus                          shares used in the exchange for at least 15 calendar days
                                                                    before you can exchange to another fund.

                                                                    Each class of Fund shares is generally exchangeable for
                                                                    shares of the same class of another Merrill Lynch fund. If you own Class A shares and wish to exchange into a fund in which you have no Class A shares (and are not otherwise
                                                                    eligible to purchase Class A shares), you will exchange
                                                                    into Class D shares.

                                                                    Some of the Merrill Lynch mutual funds impose a different
                                                                    initial or deferred sales charge schedule. If you exchange
                                                                    Class A or D shares for shares of a fund with a higher
                                                                    initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you
                                                                    exchange Class B shares for shares of a fund with a
                                                                    different deferred sales charge schedule, the higher
                                                                    schedule will apply. The time you hold Class B or C shares in both funds will count when determining your holding
                                                                    period for calculating a deferred sales charge at
                                                                    redemption. If you exchange Class A or D shares for money
                                                                    market fund shares, you will receive Class A shares of
                                                                    Summit Cash Reserves Fund. Class B or C shares of the Fund will be exchanged for Class B shares of Summit.

                                                                    To exercise the exchange privilege contact your Merrill
                                                                    Lynch Financial Consultant or call the Transfer Agent at
                                                                    1-800-MER-FUND.

                                                                    Although there is currently no limit on the number of
                                                                    exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-------------------------------------------------------------------------------------------------------------------------------



28                    MERRILL LYNCH TOTAL RETURN BOND FUND

NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of regular trading on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). If market quotations are not available, the Fund may use fair value. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares.


Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Class B shares will have a higher net asset value than Class C shares because Class B shares have lower distribution expenses than Class C shares. Also dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS
--------------------------------------------------------------------------------


If you participate in certain fee-based programs offered by Merrill Lynch or other financial intermediary, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.


You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into a money market fund. The class you receive may be the class you originally owned



                      MERRILL LYNCH TOTAL RETURN BOND FUND                    29

[YOUR ACCOUNT ICON]

DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

"BUYING A DIVIDEND"

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend or distribution. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.



when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.


Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant, selected securities dealer or other financial intermediary.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


The Fund will distribute any net investment income monthly, and any net realized long-term or short-term capital gains annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. DIVIDENDS may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant, selected securities dealer, other financial intermediary or the Transfer Agent. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of ordinary income. Capital gains paid by the Fund, if any, may be taxable to you at different rates, depending, in part, on the length of time the Fund has held the assets sold.



You may be subject to Federal income tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you will generally be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from the Fund may be subject to state and local taxes.


If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which



30                    MERRILL LYNCH TOTAL RETURN BOND FUND
include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


By law, the Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.



This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws. The Fund's Statement of Additional Information has more information about taxes.


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    31

                         [MANAGEMENT OF THE FUND ICON]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, L.P., the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Board of Trustees of the Trust. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Trust pays the Investment Adviser a fee at the annual rate of 0.30% of the average daily net assets of the Total Return Bond Master Portfolio of the Trust. The Fund pays the Investment Adviser an administrative fee at the annual rate of 0.25% of the average daily net assets of the Fund.


Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates, including Merrill Lynch Investment Managers, had approximately $555 billion in investment company and other portfolio assets under management as of June 2000. This amount includes assets managed for Merrill Lynch affiliates.


MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------


The Fund is a "feeder" fund that invests in a corresponding "master" portfolio of the Fund Asset Management Master Trust. (Except where indicated, this prospectus uses the term "Fund" to mean this feeder fund and the Total Return Bond Master Portfolio taken together). Investors in the Fund will acquire an indirect interest in the Total Return Bond Master Portfolio.



The Total Return Bond Master Portfolio may accept investments from other feeder funds, and all the feeders of the Total Return Bond Master Portfolio bear the Portfolio's expenses in proportion to their assets. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow.



However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the Total Return Bond Master Portfolio on more attractive terms, or could experience better performance, than another feeder. Information about feeders is available by calling 1-800-MER-FUND.



32                    MERRILL LYNCH TOTAL RETURN BOND FUND

Whenever the Total Return Bond Master Portfolio holds a vote of its feeder funds, the fund investing will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Total Return Bond Master Portfolio.



The Fund may withdraw from the Total Return Bond Master Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.


                      MERRILL LYNCH TOTAL RETURN BOND FUND                    33

                      (This page intentionally left blank)


                      MERRILL LYNCH TOTAL RETURN BOND FUND

[ML POTENTIAL INVESTORS CHART]


                      MERRILL LYNCH TOTAL RETURN BOND FUND

                                                            (MERRILL LYNCH LOGO)

  [FOR MORE INFORMATION ICON]
        SHAREHOLDER REPORTS
        Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

        The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

        STATEMENT OF ADDITIONAL INFORMATION The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated on the inside back cover of this prospectus if you have any questions.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

File #811-10053
Code #ML-P-3090-1000
(C) Fund Asset Management, L.P.
Merrill Lynch

Total Return Bond Fund


                                                                 October 6, 2000


                                                           [PROSPECTUS GRAPHICS]

                      STATEMENT OF ADDITIONAL INFORMATION

                        MERRILL LYNCH LOW DURATION FUND
                                       OF
                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.

         725 SOUTH FIGUEROA STREET, SUITE 4000, LOS ANGELES, CALIFORNIA
                     90017-5400 - PHONE NO. (213) 430-1000

                            ------------------------


     Merrill Lynch Low Duration Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is a diversified, open-end, management investment company which is organized as a Maryland corporation. The Fund seeks to maximize long-term total return, consistent with preservation of capital. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of bonds of different maturities. The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment plan.


     The Fund is a "feeder" fund that invests all of its assets in the Low Duration Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust (the "Master Trust"). The Portfolio has the same objective as the Fund. All investments will be made at the Master Trust level. The Fund's investment results will correspond directly to the investment results of the Portfolio. There can be no assurance that the Fund will achieve its investment objective.

     Pursuant to the Merrill Lynch Select Pricing(SM) System, the Fund offers four classes of shares of common stock, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."


     Fund Asset Management, L.P. (the "Investment Adviser") manages the assets of the Portfolio.


                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated October 6, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.


                            ------------------------

               FUND ASSET MANAGEMENT, L.P. -- INVESTMENT ADVISER
                     FAM DISTRIBUTORS, INC. -- DISTRIBUTOR

                            ------------------------


    The date of this Statement of Additional Information is October 6, 2000.

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Investment Objective and Policies...........................       2
  Investment Restrictions...................................       2
  Repurchase Agreements.....................................       3
  Bonds.....................................................       4
  U.S. Government Securities................................       4
  Municipal Obligations.....................................       4
  Corporate Debt Securities.................................       6
  Convertible Securities....................................       6
  Mortgage-Related Securities...............................       6
  Asset-Backed Securities...................................       9
  Risk Factors Relating to Investing in Mortgage-Related and
     Asset-Backed Securities................................      10
  Duration..................................................      10
  Derivative Instruments....................................      11
  Foreign Securities........................................      15
  Foreign Currency Options and Related Risks................      16
  Forward Foreign Currency Exchange Contracts...............      17
  Swap Agreements...........................................      18
  Foreign Investment Risks..................................      19
  Risk Factors Relating to Investing in High Yield
     Securities.............................................      20
  Illiquid Securities.......................................      21
  Reverse Repurchase Agreements.............................      22
  Dollar Rolls..............................................      22
  Borrowing.................................................      22
  Loans of Portfolio Securities.............................      22
  When-Issued Securities....................................      23
  Real Estate Investment Trusts.............................      23
  Shares of Other Investment Companies......................      23
  Short Sales Against-the-Box...............................      23
  Corporate Loans...........................................      23
  Temporary Defensive Position..............................      23
Management of the Fund......................................      24
  Directors and Officers....................................      24
  Investment Advisory Arrangements..........................      25
  Administration Arrangements...............................      27
  Code of Ethics............................................      27
Purchase of Shares..........................................      28
  Initial Sales Charge Alternatives -- Class A and Class D
     Shares.................................................      29
  Reduced Initial Sales Charges -- Class A and Class D
     Shares.................................................      30
  Deferred Sales Charge Alternatives -- Class B and Class C
     Shares.................................................      33
  Employer-Sponsored Retirement or Savings Plans and Certain
     Other Arrangements.....................................      35
  Distribution Plans........................................      36
  Limitations on the Payment of Deferred Sales Charges......      37
Redemption of Shares........................................      37
  Redemption................................................      38
  Repurchase................................................      39
  Reinstatement Privilege -- Class A and Class D Shares.....      39

                                                               PAGE
                                                              ------
  Deferred Sales Charge -- Class B and Class C Shares.......      39
Portfolio Transactions......................................      41
Determination of Net Asset Value............................      42
Shareholder Services........................................      43
  Investment Account........................................      43
  Automatic Investment Plans................................      44
  Fee-Based Programs........................................      44
  Automatic Dividend Reinvestment Plan......................      44
  Systematic Withdrawal Plans...............................      45
  Exchange Privilege........................................      46
  Retirement and Education Savings Plans....................      48
Dividends and Taxes.........................................      48
Performance Data............................................      50
Additional Information......................................      52
  Organization of the Fund..................................      52
  Description of Shares.....................................      52
  Computation of Offering Price Per Share...................      53
  Independent Auditors......................................      53
  Custodian.................................................      53
  Transfer Agent............................................      53
  Distributor...............................................      53
  Legal Counsel.............................................      53
  Reports to Shareholders...................................      53
  Shareholder Inquiries.....................................      54
  Additional Information....................................      54
  Principal Holders.........................................      54
Statement of Assets and Liabilities.........................  55, 58
Report of Independent Accountants...........................  57, 59
Appendix -- Description of Ratings..........................     A-1

                       INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to maximize long-term total return, consistent with preservation of capital.



     The Fund is a "feeder" fund that invests all of its assets in the Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Trust level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Portfolio. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the Portfolio. There can be no assurance that the investment objective of the Fund or the investment objective of the Portfolio will be realized. The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The investment objective of the Portfolio is a fundamental policy of the Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act. Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's and the Portfolio's investment objective and policies.


INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, as defined in the Investment Company Act. Under the Investment Company Act, the vote of the holders of a "majority" of the Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, the Fund may not:

          1. Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or
     (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.

          2. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

          3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

          4. Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. (The Fund may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

          5. Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.


          6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws; provided that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective and policies as the Fund shall not constitute an underwriting for purposes of this paragraph.


          7. Make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.

          8. Participate on a joint or joint and several basis in any trading account in securities.


     The Fund has adopted the following non-fundamental investment restriction. The Fund may not make loans, except (i) through repurchase agreements or (ii) having an aggregate market value in excess of one-third of the total assets of the Fund. The acquisition of debt obligations in which the Fund may invest is not considered the making of a loan.



     Any percentage limitation on the Fund's investments is determined when the investment is made, unless otherwise noted.



     The Fund may buy and sell commodities and commodity contracts and real estate and interests in real estate to the extent set forth in the Prospectus and Statement of Additional Information.



     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates (collectively, "Merrill Lynch") except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Included among such prohibited transactions are (i) purchases from and sales to Merrill Lynch of securities in transactions where Merrill Lynch acts as principal and (ii) purchases of securities from underwriting syndicates of which Merrill Lynch is a member. See "Portfolio Transactions."


REPURCHASE AGREEMENTS


     A repurchase agreement is an agreement where the seller agrees to repurchase a security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of these instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

BONDS


     The term "bond" or "bonds" as used in the Prospectus and this Statement of Additional Information is intended to include all manner of fixed-income securities, debt securities, asset-backed and mortgage-backed securities and other debt obligations unless specifically defined or the context requires otherwise.


U.S. GOVERNMENT SECURITIES

     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such instrumentality only when the Investment Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

MUNICIPAL OBLIGATIONS

     The Fund may invest in municipal obligations. The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include states, counties, cities, towns and other governmental units. Revenue bonds, notes and commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multifamily housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

     Included within the revenue bonds category are participations in municipal lease obligations or installment purchase contracts of municipalities (collectively, "lease obligations"). State and local governments issue lease obligations to acquire equipment leases and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligations may experience difficulty in exercising their rights, including disposition of the property.


     Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the Federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from Federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the Federal alternative minimum tax.


     Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for the use of the facilities. The viability of a resource recovery project, environmental protections regulations and project operator tax incentives may affect the value and credit quality of these obligations.

     Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

     A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation has terms which provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

     Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

CORPORATE DEBT SECURITIES

     The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Investment Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES


     The Fund may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.


     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

     Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage

Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

     Ginnie Mae is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the United States government. In the case of obligations not backed by the full faith and credit of the United States government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

     Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet the Fund's quality standards.

     Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.


     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and the Fund may invest in the securities of such issuers without the limitations imposed by the

Investment Company Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that the Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.


     The Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

     Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended ("Securities Act"). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO class"), while the other class will receive all of the principal (the "PO class"). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

     Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

ASSET-BACKED SECURITIES

     The Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objective and policies of the Fund.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

     The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Fund may invest a portion of its assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Investment Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.


     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.


DURATION

     In selecting securities for the Fund, the Investment Adviser makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

     Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

     Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

     Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Investment Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

DERIVATIVE INSTRUMENTS


     To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, the Fund may purchase and write call and put options on securities, securities indexes and foreign currencies and enter into forward contracts and futures contracts and use options on futures contracts. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.


     Options on Securities and on Securities Indexes. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.


     The Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     The Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or futures commission merchant a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited as margin with a futures commission merchant or the custodian, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.



     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited as margin with a futures commission merchant or the custodian, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the custodian).



     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited as margin with a futures commission merchant or the custodian, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.



     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.



     In order to comply with current applicable regulations of the CFTC pursuant to which the Master Trust avoids being deemed a "commodity pool operator," the Portfolio is limited in its futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Portfolio's assets.


     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.


     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by the Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by the Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.


     The Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. The Fund will enter into a futures position only if, in the judgment of the Investment Adviser, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Investment Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

     The Fund may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Investment Adviser will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests.

     From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Investment Adviser believes that the Fund's ability to invest in emerging markets throughout the world can assist in the overall diversification of the Fund's portfolio.

     The Fund may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Fund may invest.

     The Fund may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Investment Adviser's analysis of credit risk and its consideration of a number of factors, including: (1) prospects for relative economic growth among the different countries in which the Fund may invest; (2) expected levels of inflation; (3) government policies influencing business conditions; (4) the outlook for currency relationships; and (5) the range of the individual investment opportunities available to international investors. The Investment Adviser's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon a credit risk analysis of potential issuers, the characteristics of the security, the interest rate sensitivity of the various debt issues available with respect to a particular issuer, an analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Fund intends to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward contracts or foreign currency exchange rates.

     The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Investment Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.


     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund marks as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


SWAP AGREEMENTS



     The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.



     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN INVESTMENT RISKS

     Foreign Market Risk. The Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. Prices of foreign securities may fluctuate more than prices of securities traded in the United States.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     Currency Risk and Exchange Risk. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.


     EMU. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in euros, and are now listed, traded, declaring dividends and making other payments only in euros.


     No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU.


     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.


     Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

     A description of security ratings is attached as an Appendix. Lower-rated or unrated (that is, high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Investment Adviser considers both credit risk and market risk in making investment decisions for the Fund.

     The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value prior to the sale.

     Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES


     The Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.


     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, Rule 144A securities are generally not deemed illiquid if they are freely tradable in their primary market offshore. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements, whereby the Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.

DOLLAR ROLLS

     The Fund may use dollar rolls as part of its investment strategy. In a dollar roll, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.


     The Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations with respect to dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.


BORROWING


     The Fund may borrow for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects the Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. This is the speculative factor known as leverage.


LOANS OF PORTFOLIO SECURITIES


     For the purpose of achieving income, the Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES


     The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.


REAL ESTATE INVESTMENT TRUSTS


     The Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements under the Code. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


SHARES OF OTHER INVESTMENT COMPANIES

     The Fund can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with the Fund's principal strategies. The Fund will pay additional fees through its investments in other investment companies.

SHORT SALES AGAINST-THE-BOX

     The Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.

CORPORATE LOANS

     The Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

TEMPORARY DEFENSIVE POSITION


     When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.


                             MANAGEMENT OF THE FUND


DIRECTORS AND OFFICERS


     The Directors of the Company consist of seven individuals, five of whom are "non-affiliated" persons of the Company as defined in the Investment Company Act. The Directors of the Company are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Company annually.


     The Directors and officers of the Company, their ages, principal occupations for at least the last five years and the public companies for which they serve as directors are set forth below.


     MICHAEL BAXTER* (37) -- Director -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Investment Adviser (since
1996); Co-Head of the Investment Adviser (1999 - 2000); Partner of the Investment Adviser (1994 - 1996); Portfolio Manager of the Investment Adviser (since 1990).


     ROBERT L. BURCH III (66) -- Director -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).


     JOHN A. G. GAVIN (69) -- Director -- 2100 Century Park West, Los Angeles, CA 90067. Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (since 1994); Chairman, Gamma Holdings (investment holding company) (since 1968); Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Atlantic Richfield Co., International Wire Corp. and Krause's Furniture, Inc.



     JOE GRILLS (65) -- Director -- P.O. Box 98, Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute (affiliation changed in June 2000 to the Association of Financial Professionals) ("CIEBA") (since 1986); Member of CIEBA's Executive Committee (since 1988) and its Chairman (1991 - 1992); Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds (1986 - 1993); Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute (since 1997); Director, Duke Management Company (since 1992) and Vice Chairman (since 1998); Director, Kimco Realty Corporation (since 1997); Director, LaSalle Street Fund (since 1995); Member of the Investment Advisory Committee of the Virginia Retirement System (since 1998); Director, Montpelier Foundation (since 1998); Member of the Investment Committee of the Woodberry Forest School (since 2000); Member of the Investment Committee of the National Trust for Historic Preservation (since 2000).



     NIGEL HURST-BROWN* (49) -- Director -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Investment Adviser (since 1998); Co-Head of the Investment Adviser (1999 - 2000); Director of Mercury Asset Management Group Plc. (since 1990).


     MADELEINE A. KLEINER (49) -- Director -- 1900 Avenue of the Stars, Suite 1700, Los Angeles, CA 90067. Former Senior Executive Vice President, Chief Administrative Officer and General Counsel, H.F. Ahmanson & Company and Home Savings of America, FSB (banking company) (1995 - 1998); Partner, Gibson, Dunn & Crutcher (law firm) (1983 - 1995).

     RICHARD R. WEST (62) -- Director -- Box 604, Genoa, NV 89411. Professor of Finance (since 1984), Dean (1984 - 1993), and currently Dean Emeritus, New York University Leonard N. Stern School of Business Administration; Director, Vornado Realty Trust, Inc. and Vornado Operating (real estate holding company); Director, Bowne & Co., Inc. (financial printers); Director, Alexander's, Inc. (real estate company).


     NANCY D. CELICK (49) -- President -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. First Vice President of the Investment Adviser (since 2000); Chief Administrative Officer of the Investment Adviser
(1998 - 2000); Chief Financial Officer of the Investment Adviser (1993 - 1998); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).


     DONALD C. BURKE (40) -- Vice President and Treasurer -- P.O. Box 9011, Princeton, NJ 08543-9011. Senior Vice President and Treasurer of the Investment Adviser (since 1999); Senior Vice President and Treasurer of Princeton Services, Inc. (since 1999); Vice President of FAM Distributors, Inc. (since 1999); First Vice President of the Investment Adviser (1990 - 1997).

     ANNA MARIE S. LOPEZ (32) -- Assistant Treasurer and Assistant
Secretary -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Compliance Officer of the Investment Adviser (since 1997); Manager, Price Waterhouse (1991 - 1997).

     TURNER SWAN (38) -- Secretary -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Attorney with the Investment Adviser (since 1997); Attorney, Sheppard, Mullin, Richter & Hampton LLP (1995 - 1997); Attorney, Trout Trading Management Company Ltd. (1993 - 1995).


     As of September 22, 2000, the Directors and officers of the Company as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co., and owned an aggregate of less than 1% of the outstanding shares of the Fund.



     The following table sets forth estimated compensation to be paid by the Portfolio to the non-interested Directors and for the calendar year ending December 31, 2000, and the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, Merrill Lynch Investment Managers L.P. ("MLIM") ("MLIM/FAM Advised Funds"), to the non-affiliated Directors for the year ended December 31, 1999:



                                                                                              AGGREGATE
                                                                                          COMPENSATION FROM
                                                                      PENSION OR              MLIM/FAM
                                               AGGREGATE          RETIREMENT BENEFIT        ADVISED FUNDS
                                              COMPENSATION         ACCRUED AS PART             PAID TO
            DIRECTOR/TRUSTEE               FROM THE PORTFOLIO    OF PORTFOLIO EXPENSE    TRUSTEE/DIRECTOR(1)
            ----------------               ------------------    --------------------    -------------------
Michael Baxter...........................        $  -0-                  None                 $    -0-
Robert L. Burch III......................        $1,000                  None                 $ 34,000
John A. G. Gavin.........................        $1,000                  None                 $ 25,000
Joe Grills...............................        $1,000                  None                 $232,333
Nigel Hurst-Brown........................        $  -0-                  None                 $    -0-
Madeleine A. Kleiner.....................        $1,000                  None                 $ 18,000
Richard R. West..........................        $1,000                  None                 $422,225


---------------

(1) The Directors serve on the boards of MLIM/FAM Advised Funds as follows: Mr. Burch (4 registered investment companies consisting of 18 portfolios); Mr. Gavin (4 registered investment companies consisting of 18 portfolios); Mr. Grills (24 registered investment companies consisting of 56 portfolios); Ms. Kleiner (4 registered investment companies consisting of 18 portfolios); and Mr. West (67 registered investment companies consisting of 72 portfolios).


INVESTMENT ADVISORY ARRANGEMENTS


     Investment Advisory Services and Fee. The Fund currently invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Master Trust. The Master Trust has entered into an investment advisory agreement for the Portfolio with the Investment Adviser (the "Advisory

Agreement"). Subject to the supervision of the Trustees of the Master Trust, the Investment Adviser is responsible for the actual management of the Portfolio and continuously reviews the Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all office space, facilities, equipment and necessary personnel for management of the Portfolio. The Investment Adviser receives for its services to the Portfolio a monthly fee at an annual rate of 0.21% of the Portfolio's average daily net assets. For purposes of this calculation, average daily net assets are determined at the end of each month on the basis of the average net assets of the Portfolio for each day during the month.


     Payment of Master Trust Expenses. The Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Master Trust. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Trustees of the Master Trust who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Portfolio pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio (except to the extent paid by FAM Distributors, Inc. (the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Portfolio. Accounting services are provided to the Portfolio by the Investment Adviser or an affiliate of the Investment Adviser, and the Portfolio reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.


     Organization of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co., Inc. and Princeton Services, Inc. ML & Co., Inc. and Princeton Services, Inc. are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.



     Securities held by the Portfolio may also be held by other funds for which the Investment Adviser or MLIM acts as an adviser or by investment advisory clients of the Investment Adviser or MLIM. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Portfolio or for other funds for which the Investment Adviser or MLIM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     Duration and Termination. Unless earlier terminated as described below, the Advisory Agreement will continue in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Master Trust or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees of the Master Trust who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company Act) of any such party. The Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the Portfolio or by the Investment Adviser without penalty on 60 days' written notice to the other party.

ADMINISTRATION ARRANGEMENTS


     The Fund has entered into an administration agreement with the Investment Adviser serving as Administrator (the "Administration Agreement"). The Investment Adviser receives for its administration services to the Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund.



     The Administration Agreement obligates the Investment Adviser to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors who are affiliated persons of the Administrator or any of its affiliates. The Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser, or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans." The Investment Adviser provides or causes to be provided accounting services to the Fund, and the Fund pays the costs in connection with such services.


     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter it will remain in effect from year to year if approved annually
(a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

CODE OF ETHICS


     The Board of Directors of the Company and the Board of Trustees of the Master Trust each have approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Master Trust, the Company, the Investment Adviser and the Distributor (the "Code"). The Code significantly restricts the personal investing activities of all employees of the Investment Adviser and the Distributor and, as described below, imposes additional, more onerous, restrictions on fund investment personnel.



     The Code requires that all employees of the Investment Adviser and the Distributor preclear any personal securities investment (with limited exceptions, such as mutual funds, high-quality short-term securities and direct obligations of the U.S. government). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser and the Distributor include a ban on acquiring any securities in a "hot" initial public offering. In addition, investment personnel are prohibited from profiting on short-term trading in securities. No employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Fund within seven calendar days before or after trading by the Fund in the same or an equivalent security.

                               PURCHASE OF SHARES


     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of the time the investor expects to hold the shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to ongoing account maintenance and distribution fees and a possible contingent deferred sales charge ("CDSC") if shares are redeemed during the applicable CDSC period. The shares of each class may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Class A and Class D shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives.



     The Distributor, an affiliate of both the Investment Adviser and Merrill Lynch, acts as the distributor of the shares. Shares may be purchased from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into selected dealer agreements. The minimum initial purchase in the Fund is $1,000 and the minimum subsequent purchase in the Fund is $50, except that for (i) retirement plans the minimum initial purchase in the Fund is $100 and the minimum subsequent purchase is $1, and (ii) for shareholders who are participants in a Mutual Funds Adviser ("MFA") program administered by Merrill Lynch, the minimum initial purchase is $250 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (currently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.



     Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund, and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."



     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by the Investment Adviser or its affiliate, MLIM. Funds advised by the Investment Adviser or MLIM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "Merrill Lynch-advised mutual funds."


     Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSC and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

     The Fund has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the fund. After the Prospectuses, Statements of Additional Information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provision as the Investment Advisory Agreement described under "Management of the Fund -- Investment Advisory Arrangements."



     The Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge applicable to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of regular trading on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of regular trading on the NYSE on that day, such orders shall be deemed received on the next business day. Dealers have the responsibility of submitting purchase orders to the Fund not later than 30 minutes after the close of regular trading on the NYSE in order to purchase shares at that day's offering price.



     The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor for any reason, including to prevent the "market-timing" of the Fund. Neither the Distributor nor the dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.


INITIAL SALES CHARGE ALTERNATIVES -- CLASS A AND CLASS D SHARES


     Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other Merrill Lynch-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.


     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing shares for his or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code) although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.


     The term "purchase" also includes purchases by employee benefit plans not qualified under Section 401 of the Code, including purchases by employees or by employers on behalf of employees, by means of a payroll deduction plan or otherwise, of shares of the Fund. Purchases by such a company or non-qualified employee benefit plan will qualify for the quantity discounts discussed above only if the Fund and the Distributor are able to realize economies of scale in sales effort and sales related expense by means of the company, employer or plan making the Fund's Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employer or plan bearing the expense of any payroll deduction plan.


     Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends from outstanding Class A shares. Investors who currently own Class A shares in a shareholder account including participants in the Merrill Lynch Blueprint(SM) Program, are entitled to purchase additional Class A shares in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in Merrill Lynch-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee, certain Merrill Lynch investment programs that offer pricing alternatives for securities transactions and purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to Merrill Lynch & Co., Inc. and its subsidiaries and their directors and employees and to members of the Boards of Merrill Lynch-advised mutual funds, including the Fund. Certain persons who acquired shares of certain Merrill Lynch-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions set forth in the Statement of Additional Information are met. In addition, Class A shares of the Fund and certain other Merrill Lynch-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other Merrill Lynch-advised mutual funds.



     The Distributor may reallow discounts to selected dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.


REDUCED INITIAL SALES CHARGES -- CLASS A AND CLASS D SHARES

     Reinvested Dividends. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other Merrill Lynch-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.



     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class D shares of the Fund or any other Merrill Lynch-advised mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intent in the form provided by the Distributor. The Letter of Intent is available only to investors whose accounts are maintained at the Fund's transfer agent. The Letter of Intent is not available to employee benefit plans for which Merrill Lynch provides plan-participant recordkeeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund and of other Merrill Lynch-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares purchased does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares or Class D shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from a Merrill Lynch-advised money market fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent for the Fund.


     Employee Access(SM) Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers that provide employer-sponsored retirement or savings plans that are eligible to purchase such shares at net asset value. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.


     Purchase Privilege of Certain Persons. Directors of the Company, members of the Boards of other Merrill Lynch-advised investment companies and ML & Co. and its subsidiaries (the term "subsidiaries", when used herein with respect to ML & Co., includes MLIM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Class A shares of the Fund at net asset value.


     Class D shares of the Fund will be offered at net asset value, without a sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor if the following conditions are satisfied. First, the investor must advise Merrill Lynch that they will purchase Class D shares of the Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis. Second, the investor must also establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.


     Class D shares of the Fund will be offered at the net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: First, the investor must advise Merrill Lynch that the investor will purchase Class D shares of the Fund with proceeds from a redemption of such shares of other mutual funds that have been outstanding for a period of no less than six months. Second, the investor must also establish that such purchase of Class D shares had been made within 60 days after the redemption and the proceeds from the redemption must have been maintained in the interim in cash or a money market fund.



     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated, if the following conditions are satisfied:
First, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis. Second, such purchase of Class D shares must be made within 90 days after such notice of termination.



     Closed-End Fund Investment Option. Class A shares of the Fund and other Merrill Lynch-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or MLIM who purchased such closed-end fund shares prior to October 21, 1994 (the date Merrill Lynch Select Pricing(SM) System commenced operations) and wish to reinvest the net proceeds of a sale of their closed-end fund shares of common stock in Eligible Class A shares of the Fund, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other Merrill Lynch-advised mutual funds ("Eligible Class D shares") if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, the shareholder must have purchased a minimum of $250 of closed-end fund shares to be eligible for the reinvestment option.



     Shareholders of certain Merrill Lynch-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of the Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

     TMA(SM) Managed Trusts. Class A shares are offered to TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

     Acquisition of Certain Investment Companies. The public offering price of Class D shares may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund which might result from an acquisition of assets having net unrealized appreciation which is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities which (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and
(iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objective and Policies" herein).

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.


DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES


     Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of the Fund will be converted into Class D shares of the Fund after a conversion period of approximately ten years, and thereafter investors will be subject to lower ongoing fees.


     Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Other investors, however, may elect to purchase Class C shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch-advised mutual funds. Although Class C shareholders are subject to a shorter CDSC period at a lower rate, they forgo the Class B conversion feature, making their investment subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the National Association of Securities Dealers, Inc. ("NASD"), the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares -- Limitations on the Payment of Deferred Sales Charges."



     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch-advised mutual funds.


     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares are subject to a four year CDSC, while Class C shares are subject only to a one year CDSC. On the other hand, approximately ten years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of the Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares are subject to an annual account maintenance fee of 0.25% of net assets and a distribution fee of 0.65% of net assets. See "Distribution Plans." The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.


     Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans."


     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately ten years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee. Class B shares of certain other Merrill Lynch-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of the Fund are exchanged for Class B shares of another Merrill Lynch-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.


     Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges." Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services -- Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Contingent Deferred Sales Charge -- Class B Shares. Class B shares which are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     The following table sets forth the rates of the CDSC on Class B shares:


                                                    CDSC AS A PERCENTAGE
                                                      OF DOLLAR AMOUNT
YEAR SINCE PURCHASE PAYMENT MADE                     SUBJECT TO CHARGE
--------------------------------                    --------------------
0 - 1.............................................          4.00%
1 - 2.............................................          3.00%
2 - 3.............................................          2.00%
3 - 4.............................................          1.00%
4 and thereafter..................................          0.00%



     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12, and during such time, the investor has acquired 10 additional shares through dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).



     The Class B CDSC is waived on redemptions of shares made in connection with post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived on redemptions of shares in connection with certain group plans through the Merrill Lynch Blueprint(SM) Program. See "Redemption of Shares -- Deferred Sales Charge -- Class B and Class C Shares -- Merrill Lynch Blueprint(SM) Program." The contingent deferred sales charge is waived on redemption of shares by certain eligible 401(a) and eligible 401(k) plans. The CDSC is also waived for any Class B shares that are purchased by an eligible 401(k) or eligible 401(a) plans and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption and for any Class B shares that were acquired and held at the time of the redemption in an Employee Access(SM) Account available through employers providing eligible 401(k) plans. The Class B CDSC also is waived for any Class B shares that are purchased within qualifying Employee Access(SM) Accounts. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information. The terms of the CDSC may be modified for redemptions made in connection with certain fee-based programs. See "Shareholder Services -- Fee-Based Programs."


     Contingent Deferred Sales Charge -- Class C Shares. Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch systematic withdrawal plan. See "Shareholder Services -- Fee-Based Programs."

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Conversion of Class B Shares to Class D Shares. After approximately ten years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for federal income tax purposes.

EMPLOYER-SPONSORED RETIREMENT OR SAVINGS PLANS AND CERTAIN OTHER ARRANGEMENTS


     Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or numbers of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the shares of any Merrill Lynch-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

DISTRIBUTION PLANS


     Reference is made to "Fees and Expenses" in the Prospectus.


     The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.


     The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch, a selected dealer or other financial intermediary (pursuant to a sub-agreement) in connection with account maintenance activities.



     The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.65% for both Class B and Class C shares of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor, Merrill Lynch, a selected dealer or other financial intermediary (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants or other financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through selected securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants, a selected dealer or other financial intermediary in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.


     The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expenses and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSC and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expenses. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and contingent deferred sales charges, and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Directors of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charge, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on

Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares."

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. See "Additional Information -- Description of Shares." Among other things, each Distribution Plan provides that the Distributor will provide and the Directors will review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and to its related class of shareholders. Each Distribution Plan further provides that, so long as such Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors"), will be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is a reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of such Distribution Plan and any reports made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such reports, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES


     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges, such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).


                              REDEMPTION OF SHARES


     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus. The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption for Class A and D shares, and is the net asset value per share next determined after the initial receipt of proper notice of redemption, less the applicable CDSC, if any, for Class B or Class C shares. Except for any CDSC which may be applicable to Class B or C shares, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends declared on the shares redeemed.



     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REDEMPTION


     A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Master Trust or the Fund. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met:
(i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the address of record on the Transfer Agent's register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to, UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.



     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.



     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.



     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

REPURCHASE


     The Fund also will repurchase shares through a shareholder's listed securities dealer or other financial intermediary. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day received and that such request is received by the Fund from such dealer not later than 30 minutes after the close of regular trading on the NYSE, on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of regular trading on the NYSE, in order to obtain that day's closing price.



     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable
CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch, a selected securities dealer or other financial intermediary may charge its customers a processing fee (Merrill Lynch currently charges $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Fund's Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.


     For shareholders submitting their shares for repurchase through listed securities dealers, payment for fractional shares will be made by the Transfer Agent directly to the shareholder and payment for full shares will be made by the securities dealer within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signature guaranteed as noted in the Prospectus.

REINSTATEMENT PRIVILEGE -- CLASS A AND CLASS D SHARES

     Shareholders who have redeemed their Class A or Class D shares, including through repurchase, have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternately, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

     The reinstatement privilege is a one-time privilege and may be exercised by the shareholder only the first time such shareholder makes a redemption resulting in a gain is a taxable event whether or not the reinstatement privilege is exercised. A redemption resulting in a loss will not be a taxable event to the extent the reinstatement privilege is exercised, and an adjustment will be made to the shareholder's tax basis in shares acquired pursuant to the reinstatement to reflect the disallowed loss.

     If a shareholder disposes of shares within 90 days of their acquisition and subsequently reacquires shares of the Fund pursuant to the reinstatement privilege, then the shareholder's tax basis in those shares disposed of will be reduced to the extent the load charge paid to the Fund upon the shareholder's initial purchase reduces any load charge such shareholder would have been required to pay on the subsequent acquisition in absence of the reinstatement privilege. Instead, such load charge will be treated as an amount paid for the subsequently acquired shares and will be included in the shareholder's tax basis for such shares.

DEFERRED SALES CHARGE -- CLASS B AND CLASS C SHARES


     As discussed under "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares," while Class B shares of the Fund redeemed within four years of purchase are subject to a contingent deferred sales charge under most circumstances, the charge is waived on redemptions of Class B shares in certain instances including in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies in the case of such withdrawals are: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.


     Merrill Lynch Blueprint(SM) Program. Class B shares of the Fund are offered to certain participants in the Merrill Lynch Blueprint(SM) Program ("Blueprint"). Blueprint is directed to small investors and participants in certain affinity groups such as trade associations and credit unions. Class B shares are offered through Blueprint only to members of certain affinity groups. The contingent deferred sales charge is waived for shareholders who are members of certain affinity groups at the time orders to purchase Class B shares are placed through Blueprint. However, services (including the exchange privilege) available to Class B shareholders through Blueprint may differ from those available to other Class B investors. Orders for purchases and redemptions of Class B shares may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100 with a $50 minimum for subsequent purchases through Blueprint. Minimum investment amounts are waived in connection with automatic investment plans for Blueprint participants. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

     In addition, shares purchased through reinvestment of dividends on Class B shares will also convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.


     In general, Class B shares of equity Merrill Lynch-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income Merrill Lynch-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.



     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans which qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any Merrill Lynch-advised mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Merrill Lynch-advised mutual funds and the Plan was established), all Class B shares of all Merrill Lynch-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that retirement plan will be sold Class D shares of the appropriate funds at net asset value per share.

     In the event that all Class B shares of the Fund held in a single account are converted to Class D shares on a Conversion Date, shares representing reinvestment of declared but unpaid dividends on those Class B shares also will be converted to Class D shares; otherwise, only Class B shares purchased through reinvestment of dividends paid will convert to Class D shares on the Conversion Date.

     The Conversion Period also is modified for retirement plan investors which participate in certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs."

                             PORTFOLIO TRANSACTIONS

     Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Trust. Subject to policies established by the Board of Trustees of the Master Trust, the Investment Adviser is responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolio will not necessarily be paying the lowest commission or spread available.


     Subject to obtaining the best price and execution, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Portfolio. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Investment Adviser, the Fund will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services that are in excess of commissions that another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees of the Master Trust, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolio.


     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to the policy established by the Board of Trustees, the Investment Adviser is primarily responsible for the portfolio decisions of the Portfolio and the placing of its portfolio transactions. In placing orders, it is the policy of the Portfolio to obtain the best price and execution for its transactions. Affiliated persons of the Fund, including Merrill Lynch, may serve as its broker in over-the-counter transactions conducted on an agency basis.

     During periods when interest rates fluctuate significantly, the portfolio turnover rate may be substantially higher than 100%. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs in the form of commissions and dealer spreads, which are borne directly by the Portfolio.


     The securities in which the Portfolio invests are primarily traded in the over-the-counter market and, where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Portfolio will consist primarily of dealer or underwriter spreads. Under the Investment Company Act, persons affiliated with the Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch and any of its affiliates, will not serve as the Portfolio's dealer in such transactions. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.


     The Portfolio may not purchase securities during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Master Trust that either comply with rules adopted by the Commission or with interpretations of the Commission Staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Fund may purchase corporate bonds from an underwriting syndicate of which Merrill Lynch is a member. The rule sets forth requirements relating to, among other things, the terms of an issue of corporate bonds purchased by the Portfolio, the amount of corporate bonds that may be purchased in any one issue and the assets of the Portfolio that may be invested in a particular issue.


     The Portfolio's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Portfolio will be managed so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


     The Board of Trustees of the Master Trust has considered the possibility of seeking to recapture for the benefit of the Portfolio brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.



     The Fund intends to comply with the various requirements of the Code so as to qualify as a "regulated investment company" thereunder. See "Dividends and Taxes."


                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of the Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading and on any other day on which there is sufficient trading in the Fund's portfolio securities that net asset value might be materially affected but only if on any such day the Fund is required to sell or redeem shares. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Administrator and the Distributor, are accrued daily.


     The per share net asset value of the Class B, Class C and Class D shares generally will be lower than the per share net asset value of the Class A shares reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of its Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to the Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differential between the classes.


     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter ("OTC") market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and the last bid price for options purchased. Interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. The Master Trust employs Merrill Lynch Securities Pricing Service, an affiliate of Merrill Lynch, to provide securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Master Trust, including valuations furnished by a pricing service retained by the Master Trust, which may use a matrix system for valuations. These procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.


                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.


INVESTMENT ACCOUNT



     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through Merrill Lynch, a selected securities dealer or other financial intermediary. Upon the transfer of shares out of a Merrill Lynch brokerage account or an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.



     Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.



     Shareholders may transfer their Fund shares from Merrill Lynch, selected securities dealers or other financial intermediaries to another securities dealer that has entered into a selected dealer agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into a selected dealer agreement with Merrill Lynch, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or
(ii)continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder also may request the new securities dealer to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer for the benefit of the shareholder whether the securities dealer has entered into a selected dealer agreement or not.

     Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from Merrill Lynch to another securities dealer or other financial intermediary should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.



AUTOMATIC INVESTMENT PLANS



     A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if an eligible Class A investor as described herein) or Class B, Class C or Class D shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Automatic Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. An investor whose shares of the Fund are held within a CMA(R) or CBA(R) account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 or more for retirement accounts) through the CMA(R)/CBA(R) Automatic Investment Program.


FEE-BASED PROGRAMS

     Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the conversion period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of such shares or the automatic exchange thereof to another class at net asset value, which may be shares of a Money Market Fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from Merrill Lynch Investor Services at (800) MER-FUND (637-3863).


AUTOMATIC DIVIDEND REINVESTMENT PLAN


     Unless specific instructions to the contrary are given as to the method of payment of dividends and capital gains distributions, dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend and capital gains distributions. Shareholders may elect in writing to receive their dividends and capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date except that any dividend or capital gain distribution of less than $10 payable to an account maintained directly with the Fund's Transfer Agent will not be paid in cash, but will be reinvested in shares of the Fund.

     Shareholders may, at any time, notify Merrill Lynch in writing if the shareholder's account is maintained with Merrill Lynch or notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) if their account is maintained with the Transfer Agent that they no longer wish to have their dividends reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend or redemption checks. Cash payments can also be directly deposited to the shareholder's bank account. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

SYSTEMATIC WITHDRAWAL PLANS


     A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.



     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed as of the close of regular trading on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.



     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class D shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Conversion of Class B Shares to Class D Shares." If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Merrill Lynch Financial Consultant.



     Withdrawal payments should not be considered dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.



     Alternatively, a shareholder whose shares are held within a CMA(R) or CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.



EXCHANGE PRIVILEGE



     U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other Merrill Lynch-advised mutual funds and Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated for exchange by holders of Class A, Class B, Class C and Class D shares of Merrill Lynch-advised mutual funds. Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second Merrill Lynch-advised mutual fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Merrill Lynch-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Merrill Lynch-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares will be exchangeable with shares of the same class of other Merrill Lynch-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain Merrill Lynch-advised mutual funds specifically designated below as available for exchange by holders of Class A, Class B, Class C or Class D shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.



     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of other Merrill Lynch-advised mutual funds or for Class A shares of Summit ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally may be exchanged into the Class A or Class D shares of the other Merrill Lynch-advised mutual funds or into shares of Summit with a reduced or without a sales charge.



     In addition, each Merrill Lynch-advised mutual fund with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another Merrill Lynch-advised mutual fund or for Class B shares of Summit

("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the contingent deferred sales charge schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. after having held the Fund's Class B shares for two and a half years. The 2% sales charge that generally would apply to a redemption would not apply to the exchange. Two years later the investor may decide to redeem the Class B shares of Merrill Lynch Special Value Fund, Inc. and receive cash. There will be no contingent deferred sales charge due on this redemption, since by "tacking" the two and a half year holding period of the Fund's Class B shares to the two year holding period for the Merrill Lynch Special Value Fund, Inc. Class B shares, the investor will be deemed to have held the new Class B shares for more than four years.



     Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Merrill Lynch-advised mutual funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs, for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.


     Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to certain retirement plans which participate in the MFA Program. Such retirement plans may exchange Class B, Class C or Class D shares that have been held for at least one year for Class A shares of the same fund on the basis of relative net asset values in connection with the commencement of participation in the MFA Program, i.e., no CDSC will apply. The one year holding period does not apply to shares acquired through reinvestment of dividends. Upon termination of participation in the MFA Program, Class A shares will be re-exchanged for the class of shares originally held. For purposes of computing any CDSC that may be payable upon redemption of Class B or Class C shares so reacquired, or the Conversion Period for Class B shares so reacquired, the holding period for the Class A shares will be "tacked" to the holding period for the Class B or Class C shares originally held. The Fund's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA Program.


     To exercise the exchange privilege, shareholders should contact their Merrill Lynch Financial Consultant or other financial intermediary, who will advise the Fund of the exchange. Before effecting an exchange, Shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Shareholders of the Fund, and shareholders of the other funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers or other financial intermediaries. The Fund reserves the right to require a properly completed Exchange

Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.


RETIREMENT AND EDUCATION SAVINGS PLANS



     Self-directed IRAs and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch may charge an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch.



     Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.



     Any retirement plan which does not meet the qualifications to purchase Class A or Class D shares at net asset value may purchase Class B shares with a waiver of the CDSC upon redemption if the following qualifications are met. The CDSC is waived for any Eligible 401(k) Plan redeeming Class B shares. "Eligible 401(k) Plan" is defined as a retirement plan qualified under section 401(k) of the Code with a salary reduction feature offering a menu of investments to plan participants. CDSC is also waived for Class B redemptions from a 401(a) plan qualified under the Code, provided that each such plan has the same or an affiliated sponsoring employer as an Eligible 401(k) Plan purchasing Class B shares ("Eligible 401(a) Plan"). Other tax qualified retirement plans within the meaning of Section 401(a) and 403(b) of the Code which are provided specialized services (e.g., plans whose participants may direct on a daily basis their plan allocations among a menu of investments) by independent administration firms contracted through Merrill Lynch may also purchase Class B shares with a waiver of the CDSC. The CDSC is also waived for any Class B shares which are purchased by an Eligible 401(k) Plan or Eligible 401(a) Plan and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC is also waived for shares purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by MLIM Private Investors and held in such account at the time of redemption. The minimum initial and subsequent purchase requirements are waived in connection with all the above-referenced retirement plans.



                              DIVIDENDS AND TAXES



     The Fund intends to qualify as, and elect to be treated as, a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company exempts the Fund (but not its shareholders) from paying Federal income tax on income and capital gains which are distributed to shareholders, and permits net capital gains (i.e., the excess of net long-term capital gains over net long-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long the shareholders have held their shares in the Fund. Thus, failure by the Fund to qualify as a regulated investment company would result in all of its income being subject to Federal income tax at corporate rates.



     Qualification as a regulated investment company requires, among other things, that (1) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities or foreign currencies, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.

government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, in order not to be subject to Federal taxation, the Fund must distribute to its shareholders at least 90% of its investment company taxable income earned in each year.



     It is the Fund's intention to distribute substantially all of its net investment income, if any, monthly. All net realized capital gains, if any, are distributed to the Fund's shareholders at least annually. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance and distribution fees applicable to the Class B and Class C shares. Similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See "Determination of Net Asset Value" on page 42. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.



     The Fund is required to pay a non-deductible 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for that calendar year, 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Fund intends to meet these distribution requirements to avoid excise tax liability. The Fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would result in a capital loss for Federal income tax purposes.



     In determining the extent to which the Fund's dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from certain other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction. Individual shareholders are not eligible for the dividends-received deduction.



     Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts) held by the Fund. At the end of each year, such investments held by the Fund must be "marked to market" for Federal income tax purposes; that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. Except to the extent that any gains or losses recognized on such deemed sales and actual dispositions are treated as "Section 988" gains or losses, as described below, sixty percent of any such gains or losses will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.



     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to in the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any ordinary dividend distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.

     Upon sale or exchange of shares of the Fund, a shareholder will realize short-term or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.



     Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the reinvestment of a dividend paid by the Fund constitute a replacement of shares.



     The foregoing is a general and abbreviated summary of the Federal income tax consequences of an investment in the Fund and is based on the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent sections of the Code and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change by legislative or administrative action, and any such change may be prospective or retroactive. Investors are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, foreign, state or local taxes.



     Because the Portfolio will be classified as a partnership for Federal income tax purposes, the Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to regulated investment companies. If any of the facts upon which this classification is premised change in any material respect then the Board of Directors will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund's investment from the Portfolio and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund.



                                PERFORMANCE DATA


     From time to time the Fund may include its average annual total return and other total return data, as well as yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission and take into account the maximum applicable sales charge.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized or unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period (in the case of Class B and Class C shares) and the maximum sales charge (in the case of Class A and Class D shares.)

     Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

     The Fund also may quote total return and aggregate total return performance data, both as a percentage and a dollar amount based on a hypothesized $1,000 investment, for various specified time periods other than those noted below. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return, and (2) the maximum applicable sales charges will not be included with respect to actual annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over longer periods of time. In advertisements directed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charge and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the contingent deferred sales charge, a lower amount of expenses may be deducted.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security held during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

     Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


     On occasion, the Fund may compare its performance to the Merrill Lynch 1-3 Year U.S. Treasury Note Index, The Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. In addition, from time to time the Fund may include the Fund's risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature. The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.


     In order to reflect the reduced sales charges, in the case of Class A or Class D shares, or the waiver of the contingent deferred sales charge, in the case of Class B or Class C shares, applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charge and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses may be deducted.

                             ADDITIONAL INFORMATION


ORGANIZATION OF THE FUND

     The Company was organized as a Maryland corporation on July 6, 2000.

DESCRIPTION OF SHARES


     The authorized capital stock of the Fund consists of five hundred million shares of Common Stock, having a par value $0.01 per share, divided into four classes, each consisting of one hundred million (100,000,000) shares, except that Class B Common Stock consists of two hundred million (200,000,000) authorized shares. Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights, except that Class B, Class C and Class D Shares bear certain account maintenance expenses and/or expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such expenditures (except that Class B Shares have certain voting rights with respect to the Class D Distribution Plan). Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued pursuant to the Prospectus, will be fully paid and nonassessable, have no preference, preemptive or similar rights, and will be freely transferable. Exchange and conversion rights are discussed elsewhere herein and in the Prospectus. Stock certificates will be issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case. Holders of shares of the Fund are entitled to redeem their shares as set forth under "Redemption of Shares." The Board of Directors of the Company may classify and reclassify the unissued shares of the Fund into additional classes of Common Stock at a future date.


     Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Voting rights for Directors are not cumulative. Shares issued are fully paid and nonassessable and have no preemptive rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities except that, as noted above, Class B, Class C and Class D shares bear certain additional expenses.

     Whenever the Master Trust holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio. The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.


     The Master Trust is organized as a Delaware business trust. Whenever the Fund is requested to vote on any matter relating to the Master Trust, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.



     The Investment Adviser provided the initial capital for the Fund by purchasing 5,000 shares for $50,000. Such shares were acquired for investment and can only be disposed of by redemption.


     Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

COMPUTATION OF OFFERING PRICE PER SHARE


     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund, based on the value of the Fund's net assets and number of shares outstanding on September 22, 2000 is calculated as set forth below:



                                                             CLASS A   CLASS B   CLASS C   CLASS D
                                                             -------   -------   -------   -------
Net Assets.................................................  $12,500   $12,500   $12,500   $12,500
                                                             =======   =======   =======   =======
Number of Shares Outstanding...............................    1,250     1,250     1,250     1,250
                                                             =======   =======   =======   =======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)......................................  $ 10.00   $ 10.00   $ 10.00   $ 10.00
Sales Charge (for Class A and Class D shares:
  3.00% of offering price (3.09% of net asset value per
     share))*..............................................     0.31        **        **      0.31
                                                             -------   -------   -------   -------
Offering Price.............................................  $ 10.31   $ 10.00   $ 10.00   $ 10.31
                                                             =======   =======   =======   =======


---------------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares -- Deferred Sales Charges Alternatives -- Class B and Class C Shares" herein.

INDEPENDENT AUDITORS


     PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


CUSTODIAN


     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, acts as the Custodian of the Portfolio's assets. Under its contract with the Master Trust, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Portfolio to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Portfolio's investments.



TRANSFER AGENT



     Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of ML & Co. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.



DISTRIBUTOR



     FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as the Fund's Distributor. The Distributor is responsible for soliciting subscriptions and purchases of shares of the Fund.


LEGAL COUNSEL


     Gardner, Carton & Douglas, 321 North Clark Street, Chicago, Illinois 60610, is counsel for the Company.


REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on June 30 of each year. The Fund sends to its shareholders semi-annual reports showing the investments of the Fund and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Company has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

PRINCIPAL HOLDERS


     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares as of September 22, 2000, with the exception of the Investment Adviser, which owned all of the Fund's shares.

                        MERRILL LYNCH LOW DURATION FUND


                                       OF


                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                               SEPTEMBER 22, 2000



ASSETS:
Cash........................................................  $ 50,000
Prepaid offering costs (Note 3).............................   145,000
                                                              --------
          Total assets......................................   195,000

LIABILITIES:
Less liabilities and accrued expenses.......................   145,000
                                                              --------

NET ASSETS:.................................................  $ 50,000
                                                              ========

NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Class B Shares of Common Stock, $.01 par value, 200,000,000
  shares authorized.........................................  $     13
Class C Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Class D Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Paid-in Capital in excess of par............................  $ 49,948
                                                              --------

NET ASSETS:                                                   $ 50,000
                                                              ========

NET ASSET VALUE:
Class A - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class B - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class C - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class D - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========


---------------

Notes to Financial Statement.



(1) Merrill Lynch Investment Managers Funds, Inc. (the "Company") was organized as a Maryland corporation on July 6, 2000 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Merrill Lynch Low Duration Fund (the "Fund") is a fund of the Company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 1,250 Class A shares, 1,250 Class B shares, 1,250 Class C shares and 1,250 Class D shares of Common Stock to Fund Asset Management, L.P. (the "Investment Adviser"). Each class of shares has its own sales charge and expense structure. The Fund will invest all of its assets in the Low Duration Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust (the "Master Trust").



(2) The Master Trust, on behalf of the Portfolio, has entered into an investment advisory agreement with the Investment Adviser. The Fund has entered into an administration agreement with Fund Asset Management, L.P. (the "Administrator") and distribution agreements with FAM Distributors, Inc. (the "Distributor"). The Fund pays the Administrator an administrative fee at the annual rate of 0.25% of the average daily net assets of the Fund. The Administrator has contractually agreed to waive management fees and/or reimburse expenses of the Fund through June 30, 2001 in excess of 0.58%, 1.48%, 1.48%, and 0.83% of Class A, Class B, Class C, and Class D shares, respectively. Certain officers and/or trustees of the Master Trust and certain officers and/or directors of the Fund are officers and/or directors of the Investment Adviser, the Administrator, and the Distributor.

(3) Prepaid offering costs consist of registration, legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Investment Adviser, on behalf of the Fund, will incur organization costs estimated at $16,000.



(4) The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Class pays the Distributor an account maintenance fee at the annual rate of 0.25% of the average daily net assets of the applicable Class of the Fund and Class B and Class C shares pay the Distributor a distribution fee at the annual rate of 0.65% of the average daily net assets of the respective Classes of the Fund.



(5) The Fund intends to qualify as, and elect to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will make the requisite distributions of income and capital gain to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Merrill Lynch Investment


  Managers Funds, Inc. and Shareholders of the Merrill


  Lynch Low Duration Fund



     In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Merrill Lynch Low Duration Fund (the 'Fund', one of the two portfolios of the Merrill Lynch Investment Managers Funds, Inc.) at September 22, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


October 2, 2000

                         LOW DURATION MASTER PORTFOLIO


                                       OF


                       FUND ASSET MANAGEMENT MASTER TRUST


                      STATEMENT OF ASSETS AND LIABILITIES


                               SEPTEMBER 22, 2000



ASSETS:
Cash........................................................  $50,100
Prepaid offering costs (Note 3).............................    6,000
                                                              -------
          Total assets......................................   56,100
Less liabilities and accrued expenses.......................    6,000
                                                              -------
Net Assets applicable to investors' interest in the
  Portfolio (Note 1)........................................  $50,100
                                                              =======


---------------

Notes to Financial Statement.



(1) Fund Asset Management Master Trust (the "Master Trust") was organized as a Delaware business trust on July 7, 2000, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Low Duration Master Portfolio (the "Portfolio") is a portfolio of the Master Trust. Mercury Low Duration Fund and Merrill Lynch Low Duration Fund will invest all of their assets in the Portfolio. To date, the Portfolio has not had any transactions other than those relating to organizational matters, a $50,000 capital contribution to the Portfolio by Mercury Low Duration Fund and a $100 partnership contribution to the Portfolio by FAM Distributors, Inc. (the "Distributor").



(2) The Master Trust, on behalf of the Portfolio, has entered into an investment advisory agreement with Fund Asset Management, L.P. (the "Investment Adviser"). Under the terms of the investment advisory agreement, the Investment Adviser is paid at the annual rate of 0.21% of the Portfolio's average daily net assets. Certain officers and/or Trustees of the Master Trust are officers and/or directors of the Investment Adviser.



(3) Prepaid offering costs consist of legal and printing fees related to preparing the registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Portfolio. The Investment Adviser, on behalf of the Portfolio, will incur organization costs estimated at $20,000.



(4) The Portfolio intends to qualify as a partnership for federal income tax purposes and thus believes it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees of Fund Asset Management


  Master Trust and Shareholders of the Low Duration


  Master Portfolio



     In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Low Duration Master Portfolio (the 'Portfolio', one of the two portfolios of Fund Asset Management Master Trust) at September 22, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


October 2, 2000

                                    APPENDIX

                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.


SHORT-TERM DEBT RATINGS:


Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.


"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:
     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


MUNICIPAL BOND RATINGS:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities, but having neither a variable rate nor demand feature. Factors used in determining ratings include liquidity of the borrower and short-term cyclical elements.


STANDARD & POOR'S RATINGS GROUP


BOND RATINGS:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

Obligations rated BB and B are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:


"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL BOND RATINGS:

S&P uses SP-1, SP-2 and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.


FITCH IBCA, INC. AND DUFF & PHELPS CREDIT RATING CO.


BOND RATINGS:


"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

"BB" -- Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

PLUS (+) MINUS (-) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


"B" -- Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

CODE ML-SA1-3070-1000

                      STATEMENT OF ADDITIONAL INFORMATION

                      MERRILL LYNCH TOTAL RETURN BOND FUND
                                       OF
                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
         725 SOUTH FIGUEROA STREET, SUITE 4000, LOS ANGELES, CALIFORNIA
                     90017-5400 - PHONE NO. (213) 430-1000

                            ------------------------


     Merrill Lynch Total Return Bond Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is a diversified, open-end, management investment company which is organized as a Maryland corporation. The Fund seeks to maximize long-term total return. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of bonds of different maturities. The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment plan.


     The Fund is a "feeder" fund that invests all of its assets in the Total Return Bond Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust (the "Master Trust"). The Portfolio has the same objective as the Fund. All investments will be made at the Master Trust level. The Fund's investment results will correspond directly to the investment results of the Portfolio. There can be no assurance that the Fund will achieve its investment objective.

     Pursuant to the Merrill Lynch Select Pricing(SM) System, the Fund offers four classes of shares of common stock, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."


     Fund Asset Management, L.P. (the "Investment Adviser") manages the assets of the Portfolio.


                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated October 6, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.


                            ------------------------

               FUND ASSET MANAGEMENT, L.P. -- INVESTMENT ADVISER
                     FAM DISTRIBUTORS, INC. -- DISTRIBUTOR
                            ------------------------

    The date of this Statement of Additional Information is October 6, 2000.

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Investment Objective and Policies...........................       2
  Investment Restrictions...................................       2
  Repurchase Agreements.....................................       3
  Bonds.....................................................       4
  U.S. Government Securities................................       4
  Municipal Obligations.....................................       4
  Corporate Debt Securities.................................       6
  Convertible Securities....................................       6
  Mortgage-Related Securities...............................       6
  Asset-Backed Securities...................................       9
  Risk Factors Relating to Investing in Mortgage-Related and
     Asset-Backed Securities................................      10
  Duration..................................................      10
  Derivative Instruments....................................      11
  Foreign Securities........................................      15
  Foreign Currency Options and Related Risks................      16
  Forward Foreign Currency Exchange Contracts...............      17
  Swap Agreements...........................................      18
  Foreign Investment Risks..................................      19
  Risk Factors Relating to Investing in High Yield
     Securities.............................................      20
  Illiquid Securities.......................................      21
  Reverse Repurchase Agreements.............................      22
  Dollar Rolls..............................................      22
  Borrowing.................................................      22
  Loans of Portfolio Securities.............................      22
  When-Issued Securities....................................      23
  Real Estate Investment Trusts.............................      23
  Shares of Other Investment Companies......................      23
  Short Sales Against-the-Box...............................      23
  Corporate Loans...........................................      23
  Temporary Defensive Position..............................      23
Management of the Fund......................................      24
  Directors and Officers....................................      24
  Investment Advisory Arrangements..........................      25
  Administration Arrangements...............................      27
  Code of Ethics............................................      27
Purchase of Shares..........................................      28
  Initial Sales Charge Alternatives -- Class A and Class D
     Shares.................................................      29
  Reduced Initial Sales Charges -- Class A and Class D
     Shares.................................................      30
  Deferred Sales Charge Alternatives -- Class B and Class C
     Shares.................................................      33
  Employer-Sponsored Retirement or Savings Plans and Certain
     Other Arrangements.....................................      35
  Distribution Plans........................................      36
  Limitations on the Payment of Deferred Sales Charges......      37
Redemption of Shares........................................      37
  Redemption................................................      38
  Repurchase................................................      39

                                                               PAGE
                                                              ------
  Reinstatement Privilege -- Class A and Class D Shares.....      39
  Deferred Sales Charge -- Class B and Class C Shares.......      39
Portfolio Transactions......................................      41
Determination of Net Asset Value............................      42
Shareholder Services........................................      43
  Investment Account........................................      43
  Automatic Investment Plans................................      44
  Fee-Based Programs........................................      44
  Automatic Dividend Reinvestment Plan......................      44
  Systematic Withdrawal Plans...............................      45
  Exchange Privilege........................................      46
  Retirement and Education Savings Plans....................      48
Dividends and Taxes.........................................      48
Performance Data............................................      50
Additional Information......................................      52
  Organization of the Fund..................................      52
  Description of Shares.....................................      52
  Computation of Offering Price Per Share...................      53
  Independent Auditors......................................      53
  Custodian.................................................      53
  Transfer Agent............................................      53
  Distributor...............................................      53
  Legal Counsel.............................................      53
  Reports to Shareholders...................................      53
  Shareholder Inquiries.....................................      54
  Additional Information....................................      54
  Principal Holders.........................................      54
Statement of Assets and Liabilities.........................  55, 58
Report of Independent Accountants...........................  57, 59
Appendix -- Description of Ratings..........................     A-1

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to maximize long-term total return.


     The Fund is a "feeder" fund that invests all of its assets in the Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Trust level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Portfolio. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the Portfolio. There can be no assurance that the investment objective of the Fund or the investment objective of the Portfolio will be realized. The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The investment objective of the Portfolio is a fundamental policy of the Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act. Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's and the Portfolio's investment objective and policies.


INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, as defined in the Investment Company Act. Under the Investment Company Act, the vote of the holders of a "majority" of the Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, the Fund may not:

          1. Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or
     (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.

          2. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

          3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

          4. Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. (The Fund may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

          5. Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.


          6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws; provided that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective and policies as the Fund shall not constitute an underwriting for purposes of this paragraph.


          7. Make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in an open-end management investment company, or series thereof, with substantially the same investment objective and policies as the Fund, without regard to the limitations set forth in this paragraph.

          8. Participate on a joint or joint and several basis in any trading account in securities.


     The Fund has adopted the following non-fundamental investment restriction. The Fund may not make loans, except (i) through repurchase agreements or (ii) having an aggregate market value in excess of one-third of the total assets of the Fund. The acquisition of debt obligations in which the Fund may invest is not considered the making of a loan.



     Any percentage limitation on the Fund's investments is determined when the investment is made, unless otherwise noted.



     The Fund may buy and sell commodities and commodity contracts and real estate and interests in real estate to the extent set forth in the Prospectus and Statement of Additional Information.



     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates (collectively, "Merrill Lynch") except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Included among such prohibited transactions are (i) purchases from and sales to Merrill Lynch of securities in transactions where Merrill Lynch acts as principal and (ii) purchases of securities from underwriting syndicates of which Merrill Lynch is a member. See "Portfolio Transactions."


REPURCHASE AGREEMENTS


     A repurchase agreement is an agreement where the seller agrees to repurchase a security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of these instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

BONDS


     The term "bond" or "bonds" as used in the Prospectus and this Statement of Additional Information is intended to include all manner of fixed-income securities, debt securities, asset-backed and mortgage-backed securities and other debt obligations unless specifically defined or the context requires otherwise.


U.S. GOVERNMENT SECURITIES

     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such instrumentality only when the Investment Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

MUNICIPAL OBLIGATIONS

     The Fund may invest in municipal obligations. The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include states, counties, cities, towns and other governmental units. Revenue bonds, notes and commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multifamily housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

     Included within the revenue bonds category are participations in municipal lease obligations or installment purchase contracts of municipalities (collectively, "lease obligations"). State and local governments issue lease obligations to acquire equipment leases and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligations may experience difficulty in exercising their rights, including disposition of the property.


     Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the Federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from Federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the Federal alternative minimum tax.


     Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for the use of the facilities. The viability of a resource recovery project, environmental protections regulations and project operator tax incentives may affect the value and credit quality of these obligations.

     Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

     A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation has terms which provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

     Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

CORPORATE DEBT SECURITIES

     The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Investment Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES


     The Fund may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.


     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

     Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage

Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

     Ginnie Mae is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the United States government. In the case of obligations not backed by the full faith and credit of the United States government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

     Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet the Fund's quality standards.

     Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.


     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and the Fund may invest in the securities of such issuers without the limitations imposed by the

Investment Company Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that the Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.


     The Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indexes would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

     Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended ("Securities Act"). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO class"), while the other class will receive all of the principal (the "PO class"). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

     Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

     Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

ASSET-BACKED SECURITIES

     The Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-

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through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objective and policies of the Fund.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

     The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Fund may invest a portion of its assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Investment Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.


     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.


DURATION

     In selecting securities for the Fund, the Investment Adviser makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

     Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

     Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a

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segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

     Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Investment Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

DERIVATIVE INSTRUMENTS


     To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, the Fund may purchase and write call and put options on securities, securities indexes and foreign currencies and enter into forward contracts and futures contracts and use options on futures contracts. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.


     Options on Securities and on Securities Indexes. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

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

Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.


     The Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     The Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or futures commission merchant a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited as margin with a futures commission merchant or the custodian, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.



     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited as margin with a futures commission merchant or the custodian, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the custodian).



     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited as margin with a futures commission merchant or the custodian, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.



     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.



     In order to comply with current applicable regulations of the CFTC pursuant to which the Master Trust avoids being deemed a "commodity pool operator," the Portfolio is limited in its futures trading activities to


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


positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Portfolio's assets.


     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.


     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by the Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by the Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.


     The Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. The Fund will enter into a futures position only if, in the judgment of the Investment Adviser, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Investment Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

     The Fund may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Investment Adviser will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests.

     From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Investment Adviser believes that the Fund's ability to invest in emerging markets throughout the world can assist in the overall diversification of the Fund's portfolio.

     The Fund may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Fund may invest.

     The Fund may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Investment Adviser's analysis of credit risk and its consideration of a number of factors, including: (1) prospects for relative economic growth among the different countries in which the Fund may invest; (2) expected levels of inflation; (3) government policies influencing business conditions; (4) the outlook for currency relationships; and (5) the range of the individual investment opportunities available to international investors. The Investment Adviser's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon a credit risk analysis of potential issuers, the characteristics of the security, the interest rate sensitivity of the various debt issues available with respect to a particular issuer, an analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be

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effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Fund intends to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward contracts or foreign currency exchange rates.

     The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Investment Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.


     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund marks as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SWAP AGREEMENTS


     The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.



     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN INVESTMENT RISKS

     Foreign Market Risk. The Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. Prices of foreign securities may fluctuate more than prices of securities traded in the United States.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     Currency Risk and Exchange Risk. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.


     EMU. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in euros, and are now listed, traded, declaring dividends and making other payments only in euros.


     No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU.


     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.


     Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

     A description of security ratings is attached as an Appendix. Lower-rated or unrated (that is, high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Investment Adviser considers both credit risk and market risk in making investment decisions for the Fund.

     The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value prior to the sale.

     Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES


     The Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.


     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, Rule 144A securities are generally not deemed illiquid if they are freely tradable in their primary market offshore. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements, whereby the Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.

DOLLAR ROLLS

     The Fund may use dollar rolls as part of its investment strategy. In a dollar roll, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.


     The Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations with respect to dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.


BORROWING


     The Fund may borrow for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects the Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. This is the speculative factor known as leverage.


LOANS OF PORTFOLIO SECURITIES


     For the purpose of achieving income, the Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES


     The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.


REAL ESTATE INVESTMENT TRUSTS


     The Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements under the Code. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


SHARES OF OTHER INVESTMENT COMPANIES

     The Fund can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with the Fund's principal strategies. The Fund will pay additional fees through its investments in other investment companies.

SHORT SALES AGAINST-THE-BOX

     The Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.

CORPORATE LOANS

     The Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

TEMPORARY DEFENSIVE POSITION


     When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.


                             MANAGEMENT OF THE FUND


DIRECTORS AND OFFICERS

     The Directors of the Company consist of seven individuals, five of whom are "non-affiliated" persons of the Company as defined in the Investment Company Act. The Directors of the Company are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually.

     The Directors and officers of the Company, their ages, principal occupations for at least the last five years and the public companies for which they serve as directors are set forth below.


     MICHAEL BAXTER* (37) -- Director -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Investment Adviser (since
1996); Co-Head of the Investment Adviser (1999 - 2000); Partner of the Investment Adviser (1994 - 1996); Portfolio Manager of the Investment Adviser (since 1990).


     ROBERT L. BURCH III (66) -- Director -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).


     JOHN A. G. GAVIN (69) -- Director -- 2100 Century Park West, Los Angeles, CA 90067. Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (since 1994); Chairman, Gamma Holdings (investment holding company) (since 1968); Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Atlantic Richfield Co., International Wire Corp. and Krause's Furniture, Inc.



     JOE GRILLS (65) -- Director -- P.O. Box 98, Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") (affiliation changed in June 2000 to the Association of Financial Professionals) (since 1986); Member of CIEBA's Executive Committee (since 1988) and its Chairman (1991 - 1992); Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds (1986 - 1993); Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute (since 1997); Director, Duke Management Company (since 1992) and Vice Chairman (since 1998); Director, Kimco Realty Corporation (since 1997); Director, LaSalle Street Fund (since 1995); Member of the Investment Advisory Committee of the Virginia Retirement System (since
1998); Director, Montpelier Foundation (since 1998); Member of the Investment Committee of the Woodberry Forest School (since 2000); Member of the Investment Committee of the National Trust for Historic Preservation (since 2000).



     NIGEL HURST-BROWN* (49) -- Director -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Investment Adviser (since 1998); Co-Head of the Investment Adviser (1999 - 2000); Director of Mercury Asset Management Group Plc. (since 1990).


     MADELEINE A. KLEINER (49) -- Director -- 1900 Avenue of the Stars, Suite 1700, Los Angeles, CA 90067. Former Senior Executive Vice President, Chief Administrative Officer and General Counsel, H.F. Ahmanson & Company and Home Savings of America, FSB (banking company) (1995 - 1998); Partner, Gibson, Dunn & Crutcher (law firm) (1983 - 1995).

     RICHARD R. WEST (62) -- Director -- Box 604, Genoa, NV 89411. Professor of Finance (since 1984), Dean (1984 - 1993), and currently Dean Emeritus, New York University Leonard N. Stern School of Business Administration; Director, Vornado Realty Trust, Inc. and Vornado Operating (real estate holding company); Director, Bowne & Co., Inc. (financial printers); Director, Alexander's, Inc. (real estate company).


     NANCY D. CELICK (49) -- President -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. First Vice President of the Investment Adviser (since 2000); Chief Administrative Officer of the Investment Adviser
(1998 - 2000); Chief Financial Officer of the Investment Adviser (1993 - 1998); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).


     DONALD C. BURKE (40) -- Vice President and Treasurer -- P.O. Box 9011, Princeton, NJ 08543-9011. Senior Vice President and Treasurer of the Investment Adviser (since 1999); Senior Vice President and Treasurer of Princeton Services, Inc. (since 1999); Vice President of FAM Distributors, Inc. (since 1999); First Vice President of the Investment Adviser (1990 - 1997).

     ANNA MARIE S. LOPEZ (32) -- Assistant Treasurer and Assistant
Secretary -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Compliance Officer of the Investment Adviser (since 1997); Manager, Price Waterhouse (1991 - 1997).

     TURNER SWAN (38) -- Secretary -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Attorney with the Investment Adviser (since 1997); Attorney, Sheppard, Mullin, Richter & Hampton LLP (1995 - 1997); Attorney, Trout Trading Management Company Ltd. (1993 - 1995).


     As of September 22, 2000, the Directors and officers of the Company as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co., and owned an aggregate of less than 1% of the outstanding shares of the Fund.



     The following table sets forth estimated compensation to be paid by the Portfolio to the non-interested Directors and for the calendar year ending December 31, 2000, and the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, Merrill Lynch Investment Managers L.P. ("MLIM") ("MLIM/FAM Advised Funds"), to the non-affiliated Directors for the year ended December 31, 1999:



                                                                                           AGGREGATE
                                                                    PENSION OR         COMPENSATION FROM
                                                 AGGREGATE      RETIREMENT BENEFIT         MLIM/FAM
                                               COMPENSATION         ACCRUED AS           ADVISED FUNDS
                                                 FROM THE            PART OF                PAID TO
              DIRECTOR/TRUSTEE                   PORTFOLIO      PORTFOLIO EXPENSE     TRUSTEE/DIRECTOR(1)
              ----------------                 -------------    ------------------    -------------------
Michael Baxter...............................      $-0-                None                $    -0-
Robert L. Burch III..........................      $500                None                $ 34,000
John A. G. Gavin.............................      $500                None                $ 25,000
Joe Grills...................................      $500                None                $232,333
Nigel Hurst-Brown............................      $-0-                None                $    -0-
Madeleine A. Kleiner.........................      $500                None                $ 18,000
Richard R. West..............................      $500                None                $422,225


---------------

(1) The Directors serve on the boards of MLIM/FAM Advised Funds as follows: Mr. Burch (4 registered investment companies consisting of 18 portfolios); Mr. Gavin (4 registered investment companies consisting of 18 portfolios); Mr. Grills (24 registered investment companies consisting of 56 portfolios); Ms. Kleiner (4 registered investment companies consisting of 18 portfolios); and Mr. West (67 registered investment companies consisting of 72 portfolios).


INVESTMENT ADVISORY ARRANGEMENTS


     Investment Advisory Services and Fee. The Fund currently invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Master Trust. The Master Trust has entered into an investment advisory agreement for the Portfolio with the Investment Adviser (the "Advisory

Agreement"). Subject to the supervision of the Trustees of the Master Trust, the Investment Adviser is responsible for the actual management of the Portfolio and continuously reviews the Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all office space, facilities, equipment and necessary personnel for management of the Portfolio. The Investment Adviser receives for its services to the Portfolio a monthly fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For purposes of this calculation, average daily net assets are determined at the end of each month on the basis of the average net assets of the Portfolio for each day during the month.


     Payment of Master Trust Expenses. The Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Master Trust. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Trustees of the Master Trust who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Portfolio pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio (except to the extent paid by FAM Distributors, Inc. (the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Portfolio. Accounting services are provided to the Portfolio by the Investment Adviser or an affiliate of the Investment Adviser, and the Portfolio reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.


     Organization of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co., Inc. and Princeton Services, Inc. ML & Co, Inc. and Princeton Services, Inc. are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.



     Securities held by the Portfolio may also be held by other funds for which the Investment Adviser or MLIM acts as an adviser or by investment advisory clients of the Investment Adviser or MLIM. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Portfolio or for other funds for which the Investment Adviser or MLIM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     Duration and Termination. Unless earlier terminated as described below, the Advisory Agreement will continue in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Master Trust or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees of the Master Trust who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company Act) of any such party. The Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the Portfolio or by the Investment Adviser without penalty on 60 days' written notice to the other party.

ADMINISTRATION ARRANGEMENTS


     The Fund has entered into an administration agreement with the Investment Adviser serving as Administrator (the "Administration Agreement"). The Investment Adviser receives for its administration services to the Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund.



     The Administration Agreement obligates the Investment Adviser to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors who are affiliated persons of the Administrator or any of its affiliates. The Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser, or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans." The Investment Adviser provides or causes to be provided accounting services to the Fund, and the Fund pays the costs in connection with such services.


     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter it will remain in effect from year to year if approved annually
(a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

CODE OF ETHICS


     The Board of Directors of the Company and the Board of Trustees of the Master Trust each have approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Master Trust, the Company, the Investment Adviser and the Distributor (the "Code"). The Code significantly restricts the personal investing activities of all employees of the Investment Adviser and the Distributor and, as described below, imposes additional, more onerous, restrictions on fund investment personnel.



     The Code requires that all employees of the Investment Adviser and the Distributor preclear any personal securities investment (with limited exceptions, such as mutual funds, high-quality short-term securities and direct obligations of the U.S. government). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser and the Distributor include a ban on acquiring any securities in a "hot" initial public offering. In addition, investment personnel are prohibited from profiting on short-term trading in securities. No employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Fund within seven calendar days before or after trading by the Fund in the same or an equivalent security.

                               PURCHASE OF SHARES


     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of the time the investor expects to hold the shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to ongoing account maintenance and distribution fees and a possible contingent deferred sales charge ("CDSC") if shares are redeemed during the applicable CDSC period. The shares of each class may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Class A and Class D shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives.



     The Distributor, an affiliate of both the Investment Adviser and Merrill Lynch, acts as the distributor of the shares. Shares may be purchased from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into selected dealer agreements. The minimum initial purchase in the Fund is $1,000 and the minimum subsequent purchase in the Fund is $50, except that for (i) retirement plans the minimum initial purchase in the Fund is $100 and the minimum subsequent purchase is $1, and (ii) for shareholders who are participants in a Mutual Funds Adviser ("MFA") program administered by Merrill Lynch, the minimum initial purchase is $250 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (currently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.



     Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund, and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."



     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by the Investment Adviser or its affiliate, MLIM. Funds advised by the Investment Adviser or MLIM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "Merrill Lynch-advised mutual funds."


     Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSC and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

     The Fund has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the fund. After the Prospectuses, Statements of Additional Information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provision as the Investment Advisory Agreement described under "Management of the Fund -- Investment Advisory Arrangements."



     The Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge applicable to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of regular trading on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of regular trading on the NYSE on that day, such orders shall be deemed received on the next business day. Dealers have the responsibility of submitting purchase orders to the Fund not later than 30 minutes after the close of regular trading on the NYSE in order to purchase shares at that day's offering price.



     The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor for any reason, including to prevent the "market-timing" of the Fund. Neither the Distributor nor the dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.


INITIAL SALES CHARGE ALTERNATIVES -- CLASS A AND CLASS D SHARES


     Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other Merrill Lynch-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.


     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing shares for his or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code) although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.


     The term "purchase" also includes purchases by employee benefit plans not qualified under Section 401 of the Code, including purchases by employees or by employers on behalf of employees, by means of a payroll deduction plan or otherwise, of shares of the Fund. Purchases by such a company or non-qualified employee benefit plan will qualify for the quantity discounts discussed above only if the Fund and the Distributor are able to realize economies of scale in sales effort and sales related expense by means of the company, employer or plan making the Fund's Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employer or plan bearing the expense of any payroll deduction plan.


     Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends from outstanding Class A shares. Investors who currently own Class A shares in a shareholder account including participants in the Merrill Lynch Blueprint(SM) Program, are entitled to purchase additional Class A shares in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in Merrill Lynch-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee, certain Merrill Lynch investment programs that offer pricing alternatives for securities transactions and purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to Merrill Lynch & Co., Inc. and its subsidiaries and their directors and employees and to members of the Boards of Merrill Lynch-advised mutual funds, including the Fund. Certain persons who acquired shares of certain Merrill Lynch-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions set forth in the Statement of Additional Information are met. In addition, Class A shares of the Fund and certain other Merrill Lynch-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other Merrill Lynch-advised mutual funds.



     The Distributor may reallow discounts to selected dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.


REDUCED INITIAL SALES CHARGES -- CLASS A AND CLASS D SHARES

     Reinvested Dividends. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other Merrill Lynch-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.



     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class D shares of the Fund or any other Merrill Lynch-advised mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intent in the form provided by the Distributor. The Letter of Intent is available only to investors whose accounts are maintained at the Fund's transfer agent. The Letter of Intent is not available to employee benefit plans for which Merrill Lynch provides plan-participant recordkeeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund and of other Merrill Lynch-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares purchased does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares or Class D shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from a Merrill Lynch-advised money market fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent for the Fund.


     Employee Access(SM) Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers that provide employer-sponsored retirement or savings plans that are eligible to purchase such shares at net asset value. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.


     Purchase Privilege of Certain Persons. Directors of the Company, members of the Boards of other Merrill Lynch-advised investment companies and ML & Co. and its subsidiaries (the term "subsidiaries", when used herein with respect to ML & Co., includes MLIM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Class A shares of the Fund at net asset value.


     Class D shares of the Fund will be offered at net asset value, without a sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor if the following conditions are satisfied. First, the investor must advise Merrill Lynch that they will purchase Class D shares of the Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis. Second, the investor must also establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.


     Class D shares of the Fund will be offered at the net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: First, the investor must advise Merrill Lynch that the investor will purchase Class D shares of the Fund with proceeds from a redemption of such shares of other mutual funds that have been outstanding for a period of no less than six months. Second, the investor must also establish that such purchase of Class D shares had been made within 60 days after the redemption and the proceeds from the redemption must have been maintained in the interim in cash or a money market fund.



     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated, if the following conditions are satisfied:
First, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis. Second, such purchase of Class D shares must be made within 90 days after such notice of termination.



     Closed-End Fund Investment Option. Class A shares of the Fund and other Merrill Lynch-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or MLIM who purchased such closed-end fund shares prior to October 21, 1994 (the date Merrill Lynch Select Pricing(SM) System commenced operations) and wish to reinvest the net proceeds of a sale of their closed-end fund shares of common stock in Eligible Class A shares of the Fund, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other Merrill Lynch-advised mutual funds ("Eligible Class D shares") if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, the shareholder must have purchased a minimum of $250 of closed-end fund shares to be eligible for the reinvestment option.



     Shareholders of certain Merrill Lynch-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of the Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

     TMA(SM) Managed Trusts. Class A shares are offered to TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

     Acquisition of Certain Investment Companies. The public offering price of Class D shares may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund which might result from an acquisition of assets having net unrealized appreciation which is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities which (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and
(iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objective and Policies" herein).

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES

     Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of the Fund will be converted into Class D shares of the Fund after a conversion period of approximately ten years, and thereafter investors will be subject to lower ongoing fees.


     Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Other investors, however, may elect to purchase Class C shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch-advised mutual funds. Although Class C shareholders are subject to a shorter CDSC period at a lower rate, they forgo the Class B conversion feature, making their investment subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the National Association of Securities Dealers, Inc. ("NASD"), the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares -- Limitations on the Payment of Deferred Sales Charges."



     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch-advised mutual funds.


     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares are subject to a four year CDSC, while Class C shares are subject only to a one year CDSC. On the other hand, approximately ten years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of the Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares are subject to an annual account maintenance fee of 0.25% of net assets and a distribution fee of 0.75% of net assets. See "Distribution Plans." The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.


     Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans."


     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately ten years after issuance, Class B shares will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee. Class B shares of certain other Merrill Lynch-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of the Fund are exchanged for Class B shares of another Merrill Lynch-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.


     Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges." Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services -- Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Contingent Deferred Sales Charge -- Class B Shares. Class B shares which are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     The following table sets forth the rates of the CDSC on Class B shares:


                                                    CDSC AS A PERCENTAGE
                                                      OF DOLLAR AMOUNT
         YEAR SINCE PURCHASE PAYMENT MADE            SUBJECT TO CHARGE
         --------------------------------           --------------------
0 - 1.............................................          4.00%
1 - 2.............................................          3.00%
2 - 3.............................................          2.00%
3 - 4.............................................          1.00%
4 and thereafter..................................          0.00%



     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12, and during such time, the investor has acquired 10 additional shares through dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).



     The Class B CDSC is waived on redemptions of shares made in connection with post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived on redemptions of shares in connection with certain group plans through the Merrill Lynch Blueprint(SM) Program. See "Redemption of Shares -- Deferred Sales Charge -- Class B and Class C Shares -- Merrill Lynch Blueprint(SM) Program." The contingent deferred sales charge is waived on redemption of shares by certain eligible 401(a) and eligible 401(k) plans. The CDSC is also waived for any Class B shares that are purchased by an eligible 401(k) or eligible 401(a) plans and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption and for any Class B shares that were acquired and held at the time of the redemption in an Employee Access(SM) Account available through employers providing eligible 401(k) plans. The Class B CDSC also is waived for any Class B shares that are purchased within qualifying Employee Access(SM) Accounts. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information. The terms of the CDSC may be modified for redemptions made in connection with certain fee-based programs. See "Shareholder Services -- Fee-Based Programs."


     Contingent Deferred Sales Charge -- Class C Shares. Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch systematic withdrawal plan. See "Shareholder Services -- Fee-Based Programs."

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Conversion of Class B Shares to Class D Shares. After approximately ten years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for federal income tax purposes.

EMPLOYER-SPONSORED RETIREMENT OR SAVINGS PLANS AND CERTAIN OTHER ARRANGEMENTS


     Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or numbers of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the shares of any Merrill Lynch-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

DISTRIBUTION PLANS


     Reference is made to "Fees and Expenses" in the Prospectus.


     The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.


     The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch, a selected dealer or other financial intermediary (pursuant to a sub-agreement) in connection with account maintenance activities.



     The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% for both Class B and Class C shares of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor, Merrill Lynch, a selected dealer or other financial intermediary (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants or other financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through selected securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants, a selected dealer or other financial intermediary in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.


     The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expenses and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSC and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expenses. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and contingent deferred sales charges, and the expenses consist of financial consultant compensation.

     The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Directors of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charge, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on

Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares."

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. See "Additional Information -- Description of Shares." Among other things, each Distribution Plan provides that the Distributor will provide and the Directors will review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and to its related class of shareholders. Each Distribution Plan further provides that, so long as such Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors"), will be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is a reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of such Distribution Plan and any reports made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such reports, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES


     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges, such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).


                              REDEMPTION OF SHARES


     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus. The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption for Class A and D shares, and is the net asset value per share next determined after the initial receipt of proper notice of redemption, less the applicable CDSC, if any, for Class B or Class C shares. Except for any CDSC which may be applicable to Class B or C shares, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends declared on the shares redeemed.



     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REDEMPTION


     A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Master Trust or the Fund. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met:
(i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the address of record on the Transfer Agent's register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to, UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.



     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.



     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.



     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

REPURCHASE


     The Fund also will repurchase shares through a shareholder's listed securities dealer or other financial intermediary. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day received and that such request is received by the Fund from such dealer not later than 30 minutes after the close of regular trading on the NYSE, on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of regular trading on the NYSE, in order to obtain that day's closing price.



     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable
CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch, a selected securities dealer or other financial intermediary may charge its customers a processing fee (Merrill Lynch currently charges $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Fund's Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.


     For shareholders submitting their shares for repurchase through listed securities dealers, payment for fractional shares will be made by the Transfer Agent directly to the shareholder and payment for full shares will be made by the securities dealer within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signature guaranteed as noted in the Prospectus.

REINSTATEMENT PRIVILEGE -- CLASS A AND CLASS D SHARES

     Shareholders who have redeemed their Class A or Class D shares, including through repurchase, have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternately, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

     The reinstatement privilege is a one-time privilege and may be exercised by the shareholder only the first time such shareholder makes a redemption resulting in a gain is a taxable event whether or not the reinstatement privilege is exercised. A redemption resulting in a loss will not be a taxable event to the extent the reinstatement privilege is exercised, and an adjustment will be made to the shareholder's tax basis in shares acquired pursuant to the reinstatement to reflect the disallowed loss.

     If a shareholder disposes of shares within 90 days of their acquisition and subsequently reacquires shares of the Fund pursuant to the reinstatement privilege, then the shareholder's tax basis in those shares disposed of will be reduced to the extent the load charge paid to the Fund upon the shareholder's initial purchase reduces any load charge such shareholder would have been required to pay on the subsequent acquisition in absence of the reinstatement privilege. Instead, such load charge will be treated as an amount paid for the subsequently acquired shares and will be included in the shareholder's tax basis for such shares.

DEFERRED SALES CHARGE -- CLASS B AND CLASS C SHARES


     As discussed under "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares," while Class B shares of the Fund redeemed within four years of purchase are subject to a contingent deferred sales charge under most circumstances, the charge is waived on redemptions of Class B shares in certain instances including in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies in the case of such withdrawals are: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.


     Merrill Lynch Blueprint(SM) Program. Class B shares of the Fund are offered to certain participants in the Merrill Lynch Blueprint(SM) Program ("Blueprint"). Blueprint is directed to small investors and participants in certain affinity groups such as trade associations and credit unions. Class B shares are offered through Blueprint only to members of certain affinity groups. The contingent deferred sales charge is waived for shareholders who are members of certain affinity groups at the time orders to purchase Class B shares are placed through Blueprint. However, services (including the exchange privilege) available to Class B shareholders through Blueprint may differ from those available to other Class B investors. Orders for purchases and redemptions of Class B shares may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100 with a $50 minimum for subsequent purchases through Blueprint. Minimum investment amounts are waived in connection with automatic investment plans for Blueprint participants. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

     In addition, shares purchased through reinvestment of dividends on Class B shares will also convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.


     In general, Class B shares of equity Merrill Lynch-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income Merrill Lynch-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.



     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans which qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any Merrill Lynch-advised mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Merrill Lynch-advised mutual funds and the Plan was established), all Class B shares of all Merrill Lynch-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that retirement plan will be sold Class D shares of the appropriate funds at net asset value per share.

     In the event that all Class B shares of the Fund held in a single account are converted to Class D shares on a Conversion Date, shares representing reinvestment of declared but unpaid dividends on those Class B shares also will be converted to Class D shares; otherwise, only Class B shares purchased through reinvestment of dividends paid will convert to Class D shares on the Conversion Date.

     The Conversion Period also is modified for retirement plan investors which participate in certain fee-based programs. See "Shareholder
Services -- Fee-Based Programs."

                             PORTFOLIO TRANSACTIONS

     Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Trust. Subject to policies established by the Board of Trustees of the Master Trust, the Investment Adviser is responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolio will not necessarily be paying the lowest commission or spread available.


     Subject to obtaining the best price and execution, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Portfolio. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Investment Adviser, the Fund will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services that are in excess of commissions that another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees of the Master Trust, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolio.


     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to the policy established by the Board of Trustees, the Investment Adviser is primarily responsible for the portfolio decisions of the Portfolio and the placing of its portfolio transactions. In placing orders, it is the policy of the Portfolio to obtain the best price and execution for its transactions. Affiliated persons of the Fund, including Merrill Lynch, may serve as its broker in over-the-counter transactions conducted on an agency basis.

     During periods when interest rates fluctuate significantly, the portfolio turnover rate may be substantially higher than 100%. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs in the form of commissions and dealer spreads, which are borne directly by the Portfolio.


     The securities in which the Portfolio invests are primarily traded in the over-the-counter market and, where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Portfolio will consist primarily of dealer or underwriter spreads. Under the Investment Company Act, persons affiliated with the Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch and any of its affiliates, will not serve as the Portfolio's dealer in such transactions. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.


     The Portfolio may not purchase securities during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Master Trust that either comply with rules adopted by the Commission or with interpretations of the Commission Staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Fund may purchase corporate bonds from an underwriting syndicate of which Merrill Lynch is a member. The rule sets forth requirements relating to, among other things, the terms of an issue of corporate bonds purchased by the Portfolio, the amount of corporate bonds that may be purchased in any one issue and the assets of the Portfolio that may be invested in a particular issue.


     The Portfolio's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Portfolio will be managed so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


     The Board of Trustees of the Master Trust has considered the possibility of seeking to recapture for the benefit of the Portfolio brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.



     The Fund intends to comply with the various requirements of the Code so as to qualify as a "regulated investment company" thereunder. See "Dividends and Taxes."


                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of the Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading and on any other day on which there is sufficient trading in the Fund's portfolio securities that net asset value might be materially affected but only if on any such day the Fund is required to sell or redeem shares. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Administrator and the Distributor, are accrued daily.


     The per share net asset value of the Class B, Class C and Class D shares generally will be lower than the per share net asset value of the Class A shares reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of its Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to the Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differential between the classes.


     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter ("OTC") market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and the last bid price for options purchased. Interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. The Master Trust employs Merrill Lynch Securities Pricing Service, an affiliate of Merrill Lynch, to provide securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Master Trust, including valuations furnished by a pricing service retained by the Master Trust, which may use a matrix system for valuations. These procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.


                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.


INVESTMENT ACCOUNT



     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through Merrill Lynch, a selected securities dealer or other financial intermediary. Upon the transfer of shares out of a Merrill Lynch brokerage account or an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.



     Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.



     Shareholders may transfer their Fund shares from Merrill Lynch, selected securities dealers or other financial intermediaries to another securities dealer that has entered into a selected dealer agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into a selected dealer agreement with Merrill Lynch, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder also may request the new securities dealer to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer for the benefit of the shareholder whether the securities dealer has entered into a selected dealer agreement or not.



     Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from Merrill Lynch to another securities dealer or other financial intermediary should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.


AUTOMATIC INVESTMENT PLANS


     A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if an eligible Class A investor as described herein) or Class B, Class C or Class D shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Automatic Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. An investor whose shares of the Fund are held within a CMA(R) or CBA(R) account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 or more for retirement accounts) through the CMA(R)/CBA(R) Automatic Investment Program.


FEE-BASED PROGRAMS

     Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the conversion period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of such shares or the automatic exchange thereof to another class at net asset value, which may be shares of a Money Market Fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from Merrill Lynch Investor Services at (800) MER-FUND (637-3863).


AUTOMATIC DIVIDEND REINVESTMENT PLAN


     Unless specific instructions to the contrary are given as to the method of payment of dividends and capital gains distributions, dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend and capital gains distributions. Shareholders may elect in writing to receive their dividends and capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date except that any dividend or capital gain distribution of less than $10 payable to an account maintained directly with the Fund's Transfer Agent will not be paid in cash, but will be reinvested in shares of the Fund.

     Shareholders may, at any time, notify Merrill Lynch in writing if the shareholder's account is maintained with Merrill Lynch or notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) if their account is maintained with the Transfer Agent that they no longer wish to have their dividends reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend or redemption checks. Cash payments can also be directly deposited to the shareholder's bank account. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

SYSTEMATIC WITHDRAWAL PLANS


     A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.



     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed as of the close of regular trading on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.



     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class D shares. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Conversion of Class B Shares to Class D Shares." If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Merrill Lynch Financial Consultant.



     Withdrawal payments should not be considered dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.



     Alternatively, a shareholder whose shares are held within a CMA(R) or CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50.

The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.



EXCHANGE PRIVILEGE



     U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other Merrill Lynch-advised mutual funds and Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated for exchange by holders of Class A, Class B, Class C and Class D shares of Merrill Lynch-advised mutual funds. Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second Merrill Lynch-advised mutual fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Merrill Lynch-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Merrill Lynch-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares will be exchangeable with shares of the same class of other Merrill Lynch-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain Merrill Lynch-advised mutual funds specifically designated below as available for exchange by holders of Class A, Class B, Class C or Class D shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.



     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of other Merrill Lynch-advised mutual funds or for Class A shares of Summit ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally may be exchanged into the Class A or Class D shares of the other Merrill Lynch-advised mutual funds or into shares of Summit with a reduced or without a sales charge.

     In addition, each Merrill Lynch-advised mutual fund with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another Merrill Lynch-advised mutual fund or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the contingent deferred sales charge schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. after having held the Fund's Class B shares for two and a half years. The 2% sales charge that generally would apply to a redemption would not apply to the exchange. Two years later the investor may decide to redeem the Class B shares of Merrill Lynch Special Value Fund, Inc. and receive cash. There will be no contingent deferred sales charge due on this redemption, since by "tacking" the two and a half year holding period of the Fund's Class B shares to the two year holding period for the Merrill Lynch Special Value Fund, Inc. Class B shares, the investor will be deemed to have held the new Class B shares for more than four years.



     Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Merrill Lynch-advised mutual funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs, for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.


     Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to certain retirement plans which participate in the MFA Program. Such retirement plans may exchange Class B, Class C or Class D shares that have been held for at least one year for Class A shares of the same fund on the basis of relative net asset values in connection with the commencement of participation in the MFA Program, i.e., no CDSC will apply. The one year holding period does not apply to shares acquired through reinvestment of dividends. Upon termination of participation in the MFA Program, Class A shares will be re-exchanged for the class of shares originally held. For purposes of computing any CDSC that may be payable upon redemption of Class B or Class C shares so reacquired, or the Conversion Period for Class B shares so reacquired, the holding period for the Class A shares will be "tacked" to the holding period for the Class B or Class C shares originally held. The Fund's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA Program.


     To exercise the exchange privilege, shareholders should contact their Merrill Lynch Financial Consultant or other financial intermediary, who will advise the Fund of the exchange. Before effecting an exchange, Shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made.

Shareholders of the Fund, and shareholders of the other funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers or other financial intermediaries. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.



RETIREMENT AND EDUCATION SAVINGS PLANS



     Self-directed IRAs and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch may charge an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch.



     Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.



     Any retirement plan which does not meet the qualifications to purchase Class A or Class D shares at net asset value may purchase Class B shares with a waiver of the CDSC upon redemption if the following qualifications are met. The CDSC is waived for any Eligible 401(k) Plan redeeming Class B shares. "Eligible 401(k) Plan" is defined as a retirement plan qualified under section 401(k) of the Code with a salary reduction feature offering a menu of investments to plan participants. CDSC is also waived for Class B redemptions from a 401(a) plan qualified under the Code, provided that each such plan has the same or an affiliated sponsoring employer as an Eligible 401(k) Plan purchasing Class B shares ("Eligible 401(a) Plan"). Other tax qualified retirement plans within the meaning of Section 401(a) and 403(b) of the Code which are provided specialized services (e.g., plans whose participants may direct on a daily basis their plan allocations among a menu of investments) by independent administration firms contracted through Merrill Lynch may also purchase Class B shares with a waiver of the CDSC. The CDSC is also waived for any Class B shares which are purchased by an Eligible 401(k) Plan or Eligible 401(a) Plan and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC is also waived for shares purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by MLIM Private Investors and held in such account at the time of redemption. The minimum initial and subsequent purchase requirements are waived in connection with all the above-referenced retirement plans.


                              DIVIDENDS AND TAXES


     The Fund intends to qualify as, and elect to be treated as, a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company exempts the Fund (but not its shareholders) from paying Federal income tax on income and capital gains which are distributed to shareholders, and permits net capital gains (i.e., the excess of net long-term capital gains over net long-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long the shareholders have held their shares in the Fund. Thus, failure by the Fund to qualify as a regulated investment company would result in all of its income being subject to Federal income tax at corporate rates.



     Qualification as a regulated investment company requires, among other things, that (1) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities or foreign currencies, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, in order not to be subject to Federal taxation, the Fund must distribute to its shareholders at least 90% of its investment company taxable income earned in each year.



     It is the Fund's intention to distribute substantially all of its net investment income, if any, monthly. All net realized capital gains, if any, are distributed to the Fund's shareholders at least annually. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance and distribution fees applicable to the Class B and Class C shares. Similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See "Determination of Net Asset Value" on page 42. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.



     The Fund is required to pay a non-deductible 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for that calendar year, 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Fund intends to meet these distribution requirements to avoid excise tax liability. The Fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would result in a capital loss for Federal income tax purposes.



     In determining the extent to which the Fund's dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from certain other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction. Individual shareholders are not eligible for the dividends-received deduction.



     Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts) held by the Fund. At the end of each year, such investments held by the Fund must be "marked to market" for Federal income tax purposes; that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. Except to the extent that any gains or losses recognized on such deemed sales and actual dispositions, are treated as "Section 988" gains or losses, as described below, sixty percent of any such gains or losses will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.



     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to in the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any ordinary dividend distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.



     Upon sale or exchange of shares of the Fund, a shareholder will realize short-term or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.



     Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the reinvestment of a dividend paid by the Fund constitute a replacement of shares.



     The foregoing is a general and abbreviated summary of the Federal income tax consequences of an investment in the Fund and is based on the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent sections of the Code and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change by legislative or administrative action, and any such change may be prospective or retroactive. Investors are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, foreign, state or local taxes.



     Because the Portfolio will be classified as a partnership for Federal income tax purposes, the Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to regulated investment companies. If any of the facts upon which this classification is premised change in any material respect, then the Board of Directors will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund's investment from the Portfolio and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund.



                                PERFORMANCE DATA


     From time to time the Fund may include its average annual total return and other total return data, as well as yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission and take into account the maximum applicable sales charge.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized or unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period (in the case of Class B and Class C shares) and the maximum sales charge (in the case of Class A and Class D shares.)

     Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

     The Fund also may quote total return and aggregate total return performance data, both as a percentage and a dollar amount based on a hypothesized $1,000 investment, for various specified time periods other than those noted below. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return, and
(2) the maximum applicable sales charges will not be included with respect to actual annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over longer periods of time. In advertisements directed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charge and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the contingent deferred sales charge, a lower amount of expenses may be deducted.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security held during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

     Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


     On occasion, the Fund may compare its performance to the Lehman Brothers Aggregate Bond Index, The Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. In addition, from time to time the Fund may include the Fund's risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature. The Fund may provide information designated to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.


     In order to reflect the reduced sales charges, in the case of Class A or Class D shares, or the waiver of the contingent deferred sales charge, in the case of Class B or Class C shares, applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charge and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses may be deducted.

                             ADDITIONAL INFORMATION


ORGANIZATION OF THE FUND

     The Company was organized as a Maryland corporation on July 6, 2000.

DESCRIPTION OF SHARES


     The authorized capital stock of the Fund consists of five hundred million shares of Common Stock, having a par value $0.01 per share, divided into four classes, each consisting of one hundred million (100,000,000) shares, except that Class B Common Stock consists of two hundred million (200,000,000) authorized shares. Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights, except that Class B, Class C and Class D shares bear certain account maintenance expenses and/or expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such expenditures (except that Class B shares have certain voting rights with respect to the Class D Distribution Plan). Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued pursuant to the Prospectus, will be fully paid and nonassessable, have no preference, preemptive or similar rights, and will be freely transferable. Exchange and conversion rights are discussed elsewhere herein and in the Prospectus. Stock certificates will be issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case. Holders of shares of the Fund are entitled to redeem their shares as set forth under "Redemption of Shares." The Board of Directors of the Company may classify and reclassify the unissued shares of the Fund into additional classes of Common Stock at a future date.


     Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Voting rights for Directors are not cumulative. Shares issued are fully paid and nonassessable and have no preemptive rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities except that, as noted above, Class B, Class C and Class D shares bear certain additional expenses.

     Whenever the Master Trust holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio. The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.


     The Master Trust is organized as a Delaware business trust. Whenever the Fund is requested to vote on any matter relating to the Master Trust, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.



     The Investment Adviser provided the initial capital for the Fund by purchasing 5,000 shares for $50,000. Such shares were acquired for investment and can only be disposed of by redemption.


     Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

COMPUTATION OF OFFERING PRICE PER SHARE


     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund, based on the value of the Fund's net assets and number of shares outstanding on September 22, 2000 is calculated as set forth below:



                                               CLASS A    CLASS B    CLASS C    CLASS D
                                               -------    -------    -------    -------
Net Assets...................................  $12,500    $12,500    $12,500    $12,500
                                               =======    =======    =======    =======
Number of Shares Outstanding.................    1,250      1,250      1,250      1,250
                                               =======    =======    =======    =======
Net Asset Value Per Share (net assets divided
  by number of shares outstanding)...........  $ 10.00    $ 10.00    $ 10.00    $ 10.00
Sales Charge (for Class A and Class D shares:
  4.25% of offering price (4.44% of net asset
  value per share))*.........................     0.44         **         **       0.44
                                               -------    -------    -------    -------
Offering Price...............................  $ 10.44    $ 10.00    $ 10.00    $ 10.44
                                               =======    =======    =======    =======


---------------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares -- Deferred Sales Charges Alternatives -- Class B and Class C Shares" herein.

INDEPENDENT AUDITORS


     PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


CUSTODIAN


     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, acts as the Custodian of the Portfolio's assets. Under its contract with the Master Trust, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Portfolio to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Portfolio's investments.



TRANSFER AGENT



     Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of ML & Co. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.


DISTRIBUTOR


     FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as the Fund's Distributor. The Distributor is responsible for soliciting subscriptions and purchases of shares of the Fund.


LEGAL COUNSEL


     Gardner, Carton & Douglas, 321 North Clark Street, Chicago, Illinois 60610, is counsel for the Fund.


REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on June 30 of each year. The Fund sends to its shareholders semi-annual reports showing the investments of the Fund and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

PRINCIPAL HOLDERS


     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares as of September 22, 2000, with the exception of the Investment Adviser, which owned all of the Fund's shares.

                      MERRILL LYNCH TOTAL RETURN BOND FUND


                                       OF


                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                               SEPTEMBER 22, 2000



ASSETS:
Cash........................................................  $ 50,000
Prepaid offering costs (Note 3).............................   145,000
                                                              --------
          Total assets......................................   195,000
LIABILITIES:
Less liabilities and accrued expenses.......................   145,000
                                                              --------
NET ASSETS..................................................  $ 50,000
                                                              ========
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Class B Shares of Common Stock, $.01 par value, 200,000,000
  shares authorized.........................................  $     13
Class C Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Class D Shares of Common Stock, $.01 par value, 100,000,000
  shares authorized.........................................  $     13
Paid-in Capital in excess of par............................  $ 49,948
                                                              --------
NET ASSETS                                                    $ 50,000
                                                              ========
NET ASSET VALUE
Class A - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class B - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class C - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========
Class D - Based on net assets of $12,500 and 1,250 shares
  outstanding...............................................  $  10.00
                                                              ========


---------------

Notes to Financial Statement.



(1) Merrill Lynch Investment Managers Funds, Inc. (the "Company") was organized as a Maryland corporation on July 6, 2000 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Merrill Lynch Total Return Bond Fund (the "Fund") is a fund of the Company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 1,250 Class A shares, 1,250 Class B shares, 1,250 Class C shares and 1,250 Class D shares of Common Stock to Fund Asset Management, L.P. (the "Investment Adviser"). Each class of shares has its own sales charge and expense structure. The Fund will invest all of its assets in the Total Return Bond Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust (the "Master Trust").



(2) The Master Trust, on behalf of the Portfolio, has entered into an investment advisory agreement with the Investment Adviser. The Fund has entered into an administration agreement with Fund Asset Management, L.P. (the "Administrator") and distribution agreements with FAM Distributors, Inc. (the "Distributor"). The Fund pays the Administrator an administrative fee at the annual rate of 0.25% of the average daily net assets of the Fund. The Administrator has contractually agreed to waive management fees and/or reimburse expenses of the Fund through June 30, 2001 in excess of 0.65%, 1.65%, 1.65%, and 0.90% of Class A, Class B, Class C, and Class D shares, respectively. Certain officers and/or trustees of the Master Trust and certain officers and/or directors of the Fund are officers and/or directors of the Investment Adviser, the Administrator, and the Distributor.



(3) Prepaid offering costs consist of registration, legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Investment Adviser, on behalf of the Fund, will incur organization costs estimated at $16,000.

(4) The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Class pays the Distributor an account maintenance fee at the annual rate of 0.25% of the average daily net assets of the applicable Class of the Fund and Class B and Class C shares pay the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the respective Classes of the Fund.



(5) The Fund intends to qualify as, and elect to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will make the requisite distributions of income and capital gain to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Merrill Lynch Investment


  Managers Funds, Inc. and Shareholders of the Merrill


  Lynch Total Return Bond Fund



     In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Merrill Lynch Total Return Bond Fund (the "Fund", one of the two portfolios of the Merrill Lynch Investment Managers Funds, Inc.) at September 22, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


October 2, 2000

                       TOTAL RETURN BOND MASTER PORTFOLIO


                                       OF


                       FUND ASSET MANAGEMENT MASTER TRUST


                      STATEMENT OF ASSETS AND LIABILITIES


                               SEPTEMBER 22, 2000



ASSETS:
Cash........................................................  $50,100
Prepaid offering costs (Note 3).............................    6,000
                                                              -------
          Total assets......................................   56,100
Less liabilities and accrued expenses.......................    6,000
                                                              -------
Net Assets applicable to investors' interest in the
  Portfolio (Note 1)........................................  $50,100
                                                              =======


---------------

Notes to Financial Statement.



(1) Fund Asset Management Master Trust (the "Master Trust") was organized as a Delaware business trust on July 7, 2000, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Total Return Bond Master Portfolio (the "Portfolio") is a portfolio of the Master Trust. Mercury Total Return Bond Fund and Merrill Lynch Total Return Bond Fund will invest all of their assets in the Portfolio. To date, the Portfolio has not had any transactions other than those relating to organizational matters, a $50,000 capital contribution to the Portfolio by Mercury Total Return Bond Fund and a $100 partnership contribution to the Portfolio by FAM Distributors, Inc. (the "Distributor").



(2) The Master Trust, on behalf of the Portfolio, has entered into an investment advisory agreement with Fund Asset Management, L.P. (the "Investment Adviser"). Under the terms of the investment advisory agreement, the Investment Adviser is paid at the annual rate of 0.30% of the Portfolio's average daily net assets. Certain officers and/or Trustees of the Master Trust are officers and/or directors of the Investment Adviser.



(3) Prepaid offering costs consist of legal and printing fees related to preparing the registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Portfolio. The Investment Adviser, on behalf of the Portfolio, will incur organization costs estimated at $20,000.



(4) The Portfolio intends to qualify as a partnership for federal income tax purposes and thus believes it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be taxed on its allocable share of the Portfolio's income and capital gains for purposes of determining its federal income tax liability.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees of Fund Asset Management


  Master Trust and Shareholders of the Total Return


  Bond Master Portfolio



     In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Total Return Bond Master Portfolio (the "Portfolio", one of the two portfolios of Fund Asset Management Master Trust) at September 22, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


October 2, 2000

                                    APPENDIX

                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.


SHORT-TERM DEBT RATINGS:


Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.


"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:
     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


MUNICIPAL BOND RATINGS:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities, but having neither a variable rate nor demand feature. Factors used in determining ratings include liquidity of the borrower and short-term cyclical elements.


STANDARD & POOR'S RATINGS GROUP


BOND RATINGS:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

Obligations rated BB and B are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:


"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL BOND RATINGS:

S&P uses SP-1, SP-2 and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.


FITCH IBCA, INC. AND DUFF & PHELPS CREDIT RATING CO.


BOND RATINGS:


"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

"BB" -- Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

PLUS (+) MINUS (-) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


"B" -- Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

CODE #ML-SAI-3090-1000

                           PART C. OTHER INFORMATION

Item 23. Exhibits.


 EXHIBIT
  NUMBER                       DESCRIPTION
  ------                       -----------
   (a)(1) -- Articles of Incorporation of the Registrant.(1)
      (2) -- Certificate of Correction.(1)
   (b)    -- By-Laws of the Registrant.(1)
   (c)    -- Portions of Articles of Incorporation and By-Laws of the Registrant
             defining the rights of holders of shares of common stock of the
             Registrant.(1)
   (d)    -- Not Applicable.
   (e)    -- Form of Distribution Agreement between the Registrant and FAM
             Distributors, Inc. (including form of Selected Dealer Agreement).(1)
   (f)    -- None.
   (g)    -- Not Applicable.
   (h)(1) -- Form of Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between the Registrant and
             Financial Data Services, Inc.(1)
      (2) -- Agreement relating to use of name between the Registrant and
             Merrill Lynch & Co., Inc.(1)
      (3) -- Expense Cap Agreement.*

   (i)    -- Opinion of Counsel.*
   (j)(1) -- Consents of independent accountants.*
      (2) -- Consent of Gardner, Carton & Douglas.*
   (k)    -- None.
   (l)    -- Certificate of Fund Asset Management, L.P.*
   (m)(1) -- Form of Class B Shares Distribution Plan of the Registrant.(1)
      (2) -- Form of Class C Shares Distribution Plan of the Registrant.(1)
      (3) -- Form of Class D Shares Distribution Plan of the Registrant.(1)
   (n)    -- Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(1)
   (p)    -- Code of Ethics (for Master Trust, too).(1)


---------------

*    Filed herewith.


(1) Incorporated by reference and previously filed as an exhibit to the Registration Statement on Form N-1A filed on August 11, 2000 (File No. 333-43552).

Item 24. Persons Controlled by or under Common Control with the Fund.

               Each Series of the Fund has sold 1,250 Class A shares of its Common Stock, 1,250 Class B shares of its Common Stock, 1,250 Class C shares of its Common Stock and 1,250 Class D shares of its Common Stock to Fund Asset Management, L.P. ("the Investment Adviser" or "FAM") for an aggregate of $100,000. The Investment Adviser is the sole shareholder of the Fund. The Investment Adviser is organized as a Delaware limited partnership.


Item 25. Indemnification.

               Reference is made to Article V Sections (4) and (5) of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws,
Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement. Insofar as the conditional advancing of indemnification monies for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met and at least one of the following is met: (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant,
(b) the Registrant is insured against losses arising by reason of the advance, or (c) a majority of a quorum of the Registrant's non-party independent Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of facts readily available to the Registrant, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification. In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and other Connections of the Investment Adviser.

               Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc.,

MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, MuniHoldings Insured Fund II, MuniHoldings Insured Fund III, MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Fund III, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

               Merrill Lynch Investment Management, L.P. ("MLIM"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

               The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM and Princeton Services, Inc. ("Princeton Services"), and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

               Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since September 30, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Messrs. Giordano and Monagle are directors or officers of one or more of such companies.

                            POSITION WITH THE       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME                       INVESTMENT ADVISER                VOCATION OR EMPLOYMENT
----                       ------------------   ----------------------------------------------
ML & Co ................   Limited Partner      Financial Services Holding Company; Limited
                                                   Partner of FAM
Princeton Services .....   General Partner      General Partner of MLIM
Jeffrey M. Peek ........   President            President of MLIM; President and director of
                                                   Princeton Services; Executive Vice President
                                                   of ML & Co.; Managing Director and Co-Head
                                                   of the Investment Banking division of
                                                   Merrill Lynch until 1999; Senior Vice
                                                   President and Director of the Global
                                                   Securities and Economics Division of Merrill
                                                   Lynch from 1995 to 1997.
Terry K. Glenn .........   Executive Vice       Executive Vice President of MLIM; Executive
                           President               Vice President and Director of Princeton
                                                   Services; President and Director of PFD;
                                                   Director of Financial Data Services, Inc.;
                                                   President of Princeton Administrators, L.P.
Donald C. Burke ........   Senior Vice          Senior Vice President and Treasurer of MLIM;
                           President and           Senior Vice President and Treasurer of
                           Treasurer               Princeton Services; Vice President and
                                                   Treasurer of PFD; First Vice President of
                                                   MLIM from 1997 to 1999; Vice President of
                                                   MLIM from 1990 to 1997; Director of
                                                   Taxation of MLIM
Michael G. Clark .......   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services
Mark DeSario ...........   Senior Vice          Senior Vice President of FAM; Senior Vice
                           President               President of Princeton Services
Linda L. Federieci .....   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services
Vincent R. Giordano ....   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services
Elizabeth A. Griffin ...   Senior Vice          Senior Vice President of MLIM; Senior Vice
                                                   President President of

                                                Princeton Services
Michael J. Hennewinkel .   Senior Vice          Senior Vice President, General Counsel and
                           President               Counsel and Secretary of MLIM; Secretary
                                                   Senior Vice President of Princeton Services
Philip L. Kirstein .....   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President, General Counsel, Director and
                                                   Secretary of Princeton Services
Ronald M. Kloss ........   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services
Debra W. Landsman-Yaros    Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services; Vice
                                                   President of PFD
Stephen M. Miller ......   Senior Vice          Executive Vice President of Princeton
                           President               Administrators, L.P.; Senior Vice President
                                                   of Princeton Services
Joseph T. Monagle, Jr. .   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services
Brian A. Murdock .......   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services;
Gregory D. Upah ........   Senior Vice          Senior Vice President of MLIM; Senior Vice
                           President               President of Princeton Services

Item 27. Principal Underwriters.



               (a) The Registrant's principal underwriter, FAM Distributors, Inc. ("FAM"), also acts as principal underwriter for the following open-end registered investment companies:

               The Asset Program, Inc., Financial Institutions Series Trust, Hotchkis and Wiley Variable Trust, Master Focus Twenty Trust, Master Global Financial Services Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Merrill Lynch World Income Fund, Inc. FAM also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Program, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. A separate division of FAM acts as the principal underwriter of a number of other investment companies.

               (b) Set forth below is information concerning each director and officer of FAM Distributors, Inc. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Brady, Breen, Fatseas, and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                             Positions and Offices         Positions and Offices
        Name                 with the Distributor            with Registrant
        ----                 ---------------------         ---------------------
Terry K. Glenn               President and Director          None
Thomas J. Verage             Director                        None
Robert W. Crook              Senior Vice President           None
Michael J. Brady             Vice President                  None
William M. Breen             Vice President                  None
Michael G. Clark             Vice President                  None
James T. Fatseas             Vice President                  None
Debra W. Landsman-Yaros      Vice President                  None
Michelle T. Lau              Vice President                  None
Donald C. Burke              Vice President                  Vice President and Treasurer
Salvatore Venezia            Vice President                  None
William Wasel                Vice President                  None
Robert Harris                Secretary                       None

               (c) Not Applicable.

Item 28. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017 or 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Registrant's transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, or Registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

Item 29. Management Services.

               Other than as set forth under the caption "Investment Adviser" in the Prospectuses constituting Part A of the Registration Statement and under the caption "Management of the Fund--Investment Advisory Arrangements" and "-Administration Arrangements" in the Statements of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

               Not Applicable.

                                   SIGNATURES


               Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 2nd day of October, 2000.


                                            MERRILL LYNCH INVESTMENT MANAGERS
                                            FUNDS, INC.

                                            By: /s/     Nancy D. Celick
                                               ---------------------------------
                                               Nancy D. Celick
                                               President

               Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


             Signature                            Title                        Date
             ---------                            -----                        ----
/s/ Nancy D. Celick                    Principal Executive Officer     October 2, 2000
-----------------------------
      Nancy D. Celick

/s/ Donald C. Burke                      Principal Financial and       October 2, 2000
-----------------------------              Accounting Officer
      Donald C. Burke

                                                Director               October 2, 2000
-----------------------------
     Michael F. Baxter

/s/ Robert L. Burch III                         Director               October 2, 2000
-----------------------------
    Robert L. Burch III

/s/ John Gavin                                  Director               October 2, 2000
-----------------------------
         John Gavin

/s/ Joe Grills                                  Director               October 2, 2000
-----------------------------
         Joe Grills

/s/ Nigel Hurst-Brown                           Director               October 2, 2000
-----------------------------
     Nigel Hurst-Brown

/s/ Madeleine A. Kleiner                        Director               October 2, 2000
-----------------------------
    Madeleine A. Kleiner

/s/ Richard R. West                             Director               October 2, 2000
-----------------------------
      Richard R. West

                                   SIGNATURES


               Fund Asset Management Master Trust has duly caused this Registration Statement of Merrill Lynch Investment Managers Funds, Inc. to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 2nd day of October, 2000.


                               FUND ASSET MANAGEMENT MASTER TRUST

                               By: /s/     Nancy D. Celick
                                  -------------------------------
                                   Nancy D. Celick
                                   President

               Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



             Signature                            Title                        Date
             ---------                            -----                        ----
/s/ Nancy D. Celick                    Principal Executive Officer        October 2, 2000
-------------------------------
      Nancy D. Celick

/s/ Donald C. Burke                      Principal Financial and          October 2, 2000
-------------------------------            Accounting Officer
      Donald C. Burke

                                                 Trustee                  October 2, 2000
-------------------------------
      Michael F. Baxter

/s/ Robert L. Burch III                          Trustee                  October 2, 2000
-------------------------------
     Robert L. Burch III

/s/ John Gavin                                   Trustee                  October 2, 2000
-------------------------------
         John Gavin

/s/ Joe Grills                                   Trustee                  October 2, 2000
-------------------------------
          Joe Grills

/s/ Nigel Hurst-Brown                            Trustee                  October 2, 2000
-------------------------------
      Nigel Hurst-Brown

/s/ Madeleine A. Kleiner                         Trustee                  October 2, 2000
-------------------------------
    Madeleine A. Kleiner

/s/ Richard R. West                              Trustee                  October 2, 2000
-------------------------------
      Richard R. West

                                  EXHIBIT INDEX


 EXHIBIT
  NUMBER                       DESCRIPTION
  ------                       -----------
   (a)(1) -- Articles of Incorporation of the Registrant.(1)
      (2) -- Certificate of Correction.(1)
   (b)    -- By-Laws of the Registrant.(1)
   (c)    -- Portions of Articles of Incorporation and By-Laws of the
             Registrant defining the rights of holders of shares of common stock of the Registrant.(1)
   (d)    -- Not Applicable.
   (e)    -- Form of Distribution Agreement between the Registrant and FAM
             Distributors, Inc. (including form of Selected Dealer Agreement).(1)
   (f)    -- None.
   (g)    -- Not Applicable.
   (h)(1) -- Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
             Servicing Agency Agreement between the Registrant and Financial
             Data Services, Inc.(1)
      (2) -- Agreement relating to use of name between the Registrant and
             Merrill Lynch & Co., Inc.(1)
      (3) -- Expense Cap Agreement.*
   (i)    -- Opinion of Counsel.*
   (j)(1) -- Consents of independent accountants.*
      (2) -- Consent of Gardner, Carton & Douglas.*
   (k)    -- None.
   (l)    -- Certificate of Fund Asset Management, L.P.*
   (m)(1) -- Form of Class B Shares Distribution Plan of the Registrant.(1)
      (2) -- Form of Class C Shares Distribution Plan of the Registrant.(1)
      (3) -- Form of Class D Shares Distribution Plan of the Registrant.(1)

   (n)    -- Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(1)
   (p)    -- Code of Ethics (for Master Trust, too).(1)


---------------


*    Filed herewith.
(1) Incorporated by reference and previously filed as an exhibit to the Registration Statement on Form N-1A filed on August 11, 2000 (File No. 333-43552).